                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7141

                      (Investment Company Act File Number)

                     Federated World Investment Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated European Equity Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

8TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.83	$ 9.29	$11.11	$15.34	$17.60	$15.79
Income From Investment Operations:
Net investment income (loss)	0.01 [1]	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.06)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.55	1.56	(1.77)	(3.15)	(1.15)	2.47

TOTAL FROM INVESTMENT OPERATIONS	0.56	1.54	(1.82)	(3.21)	(1.21)	2.41

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.02)	(1.05)	(0.60)

Net Asset Value, End of Period	$11.39	$10.83	$ 9.29	$11.11	$15.34	$17.60

Total Return[2]	5.17%	16.58%	(16.38)%	(22.66)%	(7.73)%	15.68%

Ratios to Average Net Assets:

Expenses	2.50%[3,4]	2.50%[3]	2.49%[3]	2.13%	1.88%	1.84%

Net investment income (loss)	0.19%[4]	(0.22)%	(0.49)%	(0.46)%	(0.35)%	(0.36)%

Expense waiver/reimbursement[5]	1.24%[4]	0.91%	0.18%	--	0.07%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,288	$6,906	$12,215	$24,584	$43,695	$37,555

Portfolio turnover	35%	184%	151%	166%	301%	226%

Redemption fees consisted of the following per share amounts	$0.00	--	--	--	--	--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.50%, 2.50% and 2.48% for the six months ended May 31, 2004 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.15	$ 8.79	$10.60	$14.77	$17.11	$15.48
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.09)[1]	(0.13)[1]	(0.15)[1]	(0.19)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.52	1.45	(1.68)	(3.00)	(1.10)	2.39

TOTAL FROM INVESTMENT OPERATIONS	0.49	1.36	(1.81)	(3.15)	(1.29)	2.23

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.02)	(1.05)	(0.60)

Net Asset Value, End of Period	$10.64	$10.15	$ 8.79	$10.60	$14.77	$17.11

Total Return[2]	4.83%	15.47%	(17.08)%	(23.16)%	(8.46)%	14.80%

Ratios to Average Net Assets:

Expenses	3.25%[3,4]	3.25%[3]	3.24%[3]	2.88%	2.63%	2.59%

Net investment income (loss)	(0.48)%[4]	(0.97)%	(1.32)%	(1.20)%	(1.10)%	(1.11)%

Expense waiver/reimbursement[5]	1.24%[4]	0.91%	0.18%	--	0.07%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,422	$7,837	$8,489	$14,198	$23,705	$20,765

Portfolio turnover	35%	184%	151%	166%	301%	226%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.25%, 3.25% and 3.23% for the six months ended May 31, 2004, and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$10.14	$ 8.78	$10.58	$14.72	$17.06	$15.43
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.09)[1]	(0.13)[1]	(0.14)[1]	(0.18)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.52	1.45	(1.67)	(2.98)	(1.11)	2.40

TOTAL FROM INVESTMENT OPERATIONS	0.49	1.36	(1.80)	(3.12)	(1.29)	2.23

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.02)	(1.05)	(0.60)

Net Asset Value, End of Period	$10.63	$10.14	$ 8.78	$10.58	$14.72	$17.06

Total Return[2]	4.83%	15.49%	(17.01)%	(23.03)%	(8.49)%	14.85%

Ratios to Average Net Assets:

Expenses	3.25%[3,4]	3.25%[3]	3.24%[3]	2.88%	2.63%	2.59%

Net investment income (loss)	(0.47)%[4]	(0.97)%	(1.30)%	(1.14)%	(1.06)%	(1.11)%

Expense waiver/reimbursement[5]	1.24%[4]	0.91%	0.18%	--	0.07%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,713	$6,941	$6,621	$6,810	$9,693	$5,325

Portfolio turnover	35%	184%	151%	166%	301%	226%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.25%, 3.25% and 3.23% for the six months ended May 31, 2004, and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.7%
		Automobiles & Components--0.9%
4,500		Bayerische Motoren Werke AG	$190,714

		Banks--15.6%
14,600		Allied Irish Banks PLC	209,523
5,400		BNP Paribas SA	329,765
12,800		Banca Popolare di Verona	210,111
4,300		Banco Popular Espanol SA	241,846
51,604		Barclays PLC	449,936
18,100		HBOS PLC	236,970
29,248		HSBC Holdings PLC	433,872
19,920		Royal Bank of Scotland PLC, Edinburgh	601,589
3,750		Societe Generale, Paris	317,856
34,600		Unicredito Italiano SpA	161,851

		TOTAL	3,193,319

		Capital Goods--3.5%
6,100		Atlas Copco AB, Class A	225,255
2,700		Siemens AG	190,076
3,490		Thales SA	123,059
11,700		Wolseley PLC	176,135

		TOTAL	714,525

		Consumer Durables & Apparel--3.0%
7,510		Koninklijke (Royal) Philips Electronics NV	204,085
2,200		LVMH Moet-Hennessy	157,188
1,850		Swatch Group AG, Class B	257,662

		TOTAL	618,935

		Diversified Financials--15.6%
29,700		Amvescap PLC	199,185
7,540		Credit Suisse Group	259,076
3,910		Deutsche Bank AG	306,395
9,700		Euronext NV	277,222
9,474		Man (ED&F) Group PLC	283,859
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--continued
19,800		STOXX 50 LDRS	$652,450
7,850		UBS AG	563,265
19,100		iShares DJ Euro STOXX 50	648,979

		TOTAL	3,190,431

		Energy--10.0%
57,800		BG Group PLC	351,870
95,779		BP PLC	839,050
34,715		Shell Transport & Trading Co.	250,961
3,200		Total SA, Class B	600,709

		TOTAL	2,042,590

		Food & Staples Retailing--2.1%
3,990		Carrefour SA	194,879
50,437		Tesco PLC	230,285

		TOTAL	425,164

		Food, Beverage & Tobacco--5.1%
19,378		Diageo PLC	257,255
1,265		Groupe Danone	218,155
2,140		Nestle SA	556,820

		TOTAL	1,032,230

		Hotels, Restaurants & Leisure--3.4%
5,300		Accor SA	219,828
29,800		InterContinental Hotels Group PLC	286,055
13,200		Whitbread PLC	193,634

		TOTAL	699,517

		Insurance--2.1%
11,400		AXA	233,913
1,900		Allianz AG Holding	198,176

		TOTAL	432,089

		Materials--4.8%
4,600		BASF AG	235,178
11,000		CRH PLC	232,692
21,230		Stora Enso Oyj, Class R	275,628
13,320		UPM - Kymmene Oyj	239,145

		TOTAL	982,643

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--5.0%
21,600		British Sky Broadcasting Group PLC	$242,988
22,400		Daily Mail and General Trust, Class A	283,614
6,200	[1]	JC Decaux SA	132,365
3,100		Tf1 - Tv Francaise	96,283
25,800		WPP Group PLC	257,357

		TOTAL	1,012,607

		Pharmaceuticals & Biotechnology--11.3%
11,280		AstraZeneca PLC	525,570
3,735		Aventis SA	296,285
29,761		GlaxoSmithKline PLC	622,113
8,050		Novartis AG	361,090
3,300		Roche Holding AG	347,673
2,300		Sanofi Synthelabo SA	151,973

		TOTAL	2,304,704

		Retailing--0.8%
31,500		Kingfisher PLC	165,194

		Semiconductors & Semiconductor Equipment--2.1%
14,100	[1]	ASM Lithography Holding NV	245,055
7,950		STMicroelectronics NV	178,659

		TOTAL	423,714

		Software & Services--1.1%
1,435		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	231,681

		Technology Hardware & Equipment--2.0%
29,410		Nokia Oyj	400,866

		Telecommunication Services--5.2%
23,430		Deutsche Telekom AG, Class REG	393,187
4,400		France Telecommunications	105,813
12,660		Telefonica SA	183,692
159,589		Vodafone Group PLC	375,299

		TOTAL	1,057,991

		Transportation--0.4%
20,500	[1]	EasyJet PLC	74,616

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--2.7%
59,400		Centrica PLC	$231,725
10,800		Endesa SA	199,310
4,900		Veolia Environnement	131,063

		TOTAL	562,098

		TOTAL COMMON STOCKS (IDENTIFIED COST $16,370,455)	19,755,628

		PREFERRED STOCK--0.7%
		Automobiles & Components--0.7%
200		Porsche AG, Pfd. (IDENTIFIED COST $118,607)	135,081

		REPURCHASE AGREEMENT--3.4%
$702,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.05%, dated 5/28/2004, to be repurchased at $702,082 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033, collateral market value $1,530,039,205 (at amortized cost)	702,000

		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $17,191,062)[2]	20,592,709

		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(169,803)

		TOTAL NET ASSETS--100%	$20,422,906

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $17,191,062.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $17,191,062)		$20,592,709
Cash denominated in foreign currency (identified cost $24,610)		25,078
Cash		99
Income receivable		86,324
Receivable for shares sold		66,065

TOTAL ASSETS		20,770,275

Liabilities:
Payable for investments purchased	$174,831
Payable for shares redeemed	144,111
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	12,126
Payable for distribution services fee (Note 5)	8,899
Payable for shareholder services fee (Note 5)	4,276
Accrued expenses	3,126

TOTAL LIABILITIES		347,369

Net assets for 1,881,198 shares outstanding		$20,422,906

Net Assets Consist of:
Paid-in capital		$37,653,805
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,405,565
Accumulated net realized loss on investments and foreign currency transactions		(20,607,503)
Accumulated net investment income (loss)		(28,961)

TOTAL NET ASSETS		$20,422,906

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($6,287,683 ÷ 551,853 shares outstanding)		$11.39

Offering price per share (100/94.50 of $11.39)[1]		$12.05

Redemption proceeds per share (98.00/100 of $11.39)[1]		$11.16

Class B Shares:
Net asset value per share ($7,421,896 ÷ 697,516 shares outstanding)		$10.64

Offering price per share		$10.64

Redemption proceeds per share (94.50/100 of $10.64)[1]		$10.05

Class C Shares:
Net asset value per share ($6,713,327 ÷ 631,829 shares outstanding)		$10.63

Offering price per share (100/99.00 of $10.63)[1]		$10.74

Redemption proceeds per share (99.00/100 of $10.63)[1]		$10.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $41,707)			$304,684
Interest			2,635

TOTAL INCOME			307,319

Expenses:
Investment adviser fee (Note 5)		$111,678
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		14,356
Transfer and dividend disbursing agent fees and expenses (Note 5)		51,523
Directors'/Trustees' fees		822
Auditing fees		9,018
Legal fees		3,181
Portfolio accounting fees (Note 5)		40,378
Distribution services fee--Class B Shares (Note 5)		29,872
Distribution services fee--Class C Shares (Note 5)		26,665
Shareholder services fee--Class A Shares (Note 5)		9,074
Shareholder services fee--Class B Shares (Note 5)		9,957
Shareholder services fee--Class C Shares (Note 5)		8,888
Share registration costs		22,050
Printing and postage		15,602
Insurance premiums		3,693
Taxes		842
Interest expense		376
Miscellaneous		1,143

TOTAL EXPENSES		474,118

Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(111,678)
Waiver of administrative personnel and services fee (Note 5)	(22,388)
Waiver of transfer and dividend disbursing agent fees and expenses (Note 5)	(300)
Fees paid indirectly from directed broker arrangements	(84)
Reimbursement of other operating expenses (Note 5)	(3,388)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(137,838)

Net expenses			336,280

Net investment income (loss)			(28,961)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,514,793
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(319,086)

Net realized and unrealized gain on investments and foreign currency transactions			1,195,707

Change in net assets resulting from operations			$1,166,746

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(28,961)	$(155,832)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	1,514,793	(1,346,841)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(319,086)	5,561,081

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,166,746	4,058,408

Share Transactions:
Proceeds from sale of shares	24,091,823	120,375,926
Cost of shares redeemed	(26,519,667)	(130,074,400)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,427,844)	(9,698,474)

Change in net assets	(1,261,098)	(5,640,066)

Net Assets:
Beginning of period	21,684,004	27,324,070

End of period	$20,422,906	$21,684,004

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc., (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of the Federated European Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2004, the Fund had no realized gains on futures contracts.

At May 31, 2004, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,040,711	$23,817,204	13,508,930	$119,117,769
Shares redeemed	(2,126,380)	(24,857,088)	(14,186,783)	(126,515,277)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(85,669)	$(1,039,884)	(677,853)	$(7,397,508)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	15,048	$164,451	43,190	$385,466
Shares redeemed	(89,655)	(972,670)	(236,497)	(2,034,402)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(74,607)	$(808,219)	(193,307)	$(1,648,936)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,313	$110,168	106,844	$872,691
Shares redeemed	(63,325)	(689,909)	(176,012)	(1,524,721)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(53,012)	$(579,741)	(69,168)	$(652,030)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(213,288)	$(2,427,844)	(940,328)	$(9,698,474)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $17,191,062. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $3,401,647. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,790,367 and net unrealized depreciation from investments for those securities having an excess of cost over value of $388,720.

At November 30, 2003, the Fund had a capital loss carryforward of $21,279,506, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$11,462,369

2010	$ 8,943,834

2011	$ 873,303

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2004, Class A Shares did not incur a distribution services fee and have no present intention of paying or accruing a distribution services fee. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $639 sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations. See "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid-in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,679, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2004, the Fund's expenses were reduced by $84 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$7,405,394

Sales	$10,134,749

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	37.1%
France	17.1%
Switzerland	11.5%
Germany	9.2%
Ireland	8.5%
Finland	4.5%
Netherlands	3.5%
Spain	3.1%
Italy	1.8%
Sweden	1.1%

8. LINE OF CREDIT

The Corporation entered into $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $517,000. The Fund had an average outstanding daily balance of $248,389 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $376 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated European Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U706
Cusip 31428U805
Cusip 31428U888

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01742-02 (7/04)

Federated Investors
World-Class Investment Manager

Federated Global Equity Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

6TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.46	$8.15	$9.58	$12.58	$14.36	$10.55
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.07)[1]	(0.12)[1]	(0.13)[1]	(0.11)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	1.38	(1.31)	(2.71)	0.54	3.90

TOTAL FROM INVESTMENT OPERATIONS	0.52	1.31	(1.43)	(2.84)	0.43	3.83

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$9.98	$9.46	$8.15	$ 9.58	$12.58	$14.36

Total Return[2]	5.50%	16.07%	(14.93)%	(22.92)%	1.90%	36.34%

Ratios to Average Net Assets:

Expenses	2.83%[3]	2.83%[4]	2.84%[4]	2.51%	2.09%	2.00%

Net investment income (loss)	(1.43)%[3]	(0.90)%	(1.25)%	(1.21)%	(0.77)%	(0.58)%

Expense waiver/reimbursement[5]	0.66%[3]	0.70%	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$21,610	$23,422	$23,844	$34,687	$50,587	$34,303

Portfolio turnover	83%	171%	235%	241%	228%	187%

Redemption fees consisted of the following per share amounts	$0.00	--	--	--	--	--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.83% and 2.82% for the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.23	$7.98	$9.43	$12.44	$14.29	$10.55
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.11)[1]	(0.16)[1]	(0.19)[1]	(0.17)[1]	(0.15)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.56	1.36	(1.29)	(2.66)	0.53	3.91

TOTAL FROM INVESTMENT OPERATIONS	0.47	1.25	(1.45)	(2.85)	0.36	3.76

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$9.70	$9.23	$7.98	$ 9.43	$12.44	$14.29

Total Return[2]	5.09%	15.66%	(15.38)%	(23.27)%	1.35%	35.62%

Ratios to Average Net Assets:

Expenses	3.33%[3]	3.33%[4]	3.34%[4]	3.01%	2.59%	2.50%

Net investment income (loss)	(1.87)%[3]	(1.40)%	(1.75)%	(1.71)%	(1.21)%	(1.08)%

Expense waiver/reimbursement[5]	0.66%[3]	0.70%	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,500	$2,850	$2,579	$3,484	$4,804	$1,060

Portfolio turnover	83%	171%	235%	241%	228%	187%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.33% and 3.32% for the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.21	$7.97	$9.42	$12.42	$14.27	$10.55
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.11)[1]	(0.16)[1]	(0.19)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57	1.35	(1.29)	(2.65)	0.52	3.90

TOTAL FROM INVESTMENT OPERATIONS	0.48	1.24	(1.45)	(2.84)	0.36	3.74

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$9.69	$9.21	$7.97	$ 9.42	$12.42	$14.27

Total Return[2]	5.21%	15.56%	(15.39)%	(23.22)%	1.36%	35.43%

Ratios to Average Net Assets:

Expenses	3.33%[3]	3.33%[4]	3.34%[4]	3.01%	2.59%	2.50%

Net investment income (loss)	(1.89)%[3]	(1.40)%	(1.75)%	(1.71)%	(1.18)%	(1.08)%

Expense waiver/reimbursement[5]	0.66%[3]	0.70%	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,954	$1,641	$1,289	$1,813	$1,873	$191

Portfolio turnover	83%	171%	235%	241%	228%	187%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.33% and 3.32% for the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.3%
		Banking--5.9%
4,700		BNP Paribas SA	$287,017
3,600		Bank of America Corp.	299,268
11,300		HSBC Holdings PLC	167,627
16,420		HypoVereinsbank AG, Munich	277,555
11,800		U.S. Bancorp	331,580
5,200		Wachovia Corp.	245,492

		TOTAL	1,608,539

		Capital Goods--7.3%
19,700		General Electric Co.	613,064
7,400		Lockheed Martin Corp.	366,596
6,000		Raytheon Co.	199,500
2,400		SMC Corp.	256,778
36,000		Sumitomo Electric Industries, Ltd.	346,650
6,600		Tyco International Ltd.	203,214

		TOTAL	1,985,802

		Commercial Services & Supplies--1.4%
12,900		Waste Management, Inc.	371,004

		Consumer Durables & Apparel--2.6%
15,000		Koninklijke (Royal) Philips Electronics NV	407,626
5,300		LG Electronics, Inc.	307,669

		TOTAL	715,295

		Diversified Financials--9.6%
61,400		Amvescap PLC	411,784
9,600		Citigroup, Inc.	445,728
9,800		ING Groep NV	221,191
8,700		J.P. Morgan Chase & Co.	320,508
10,100		Janus Capital Group, Inc.	165,337
5,150		Merrill Lynch & Co., Inc.	292,520
9,100		Morgan Stanley	486,941
25,100		iShares MSCI Japan	250,749

		TOTAL	2,594,758

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--3.5%
5,800	[1]	Cooper Cameron Corp.	$268,946
13,800		Offshore Logistics, Inc.	316,986
7,100		Royal Dutch Petroleum Co.	355,535

		TOTAL	941,467

		Food & Staples Retailing--2.1%
3,600		Carrefour SA	175,830
6,900		Wal-Mart Stores, Inc.	384,537

		TOTAL	560,367

		Food, Beverage & Tobacco--6.3%
6,100		Coca-Cola Co.	313,235
40,900		Diageo PLC	542,973
1,500		Nestle SA	390,295
7,100		Unilever NV	466,965

		TOTAL	1,713,468

		Insurance--2.1%
3,100		American International Group, Inc.	227,230
3,350		Muenchener Rueckversicherungs-Gesellschaft AG	343,688

		TOTAL	570,918

		Media--11.7%
24,500		British Sky Broadcasting Group PLC	275,612
9,800		Clear Channel Communications, Inc.	389,060
35,300		Eniro AB	277,296
4,800	[1]	Entercom Communication Corp.	195,600
38,000		Reed Elsevier PLC	366,510
24,900	[1]	Time Warner, Inc.	424,296
8,000	[1]	Univision Communications, Inc., Class A	260,400
26,500		Viacom, Inc., Class B	977,585

		TOTAL	3,166,359

		Pharmaceuticals & Biotechnology--14.0%
4,200	[1]	Chiron Corp.	187,950
2,000	[1]	Gilead Sciences, Inc.	130,920
24,900		GlaxoSmithKline PLC	520,500
7,650		Johnson & Johnson	426,182
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--continued
21,000	[1]	Medimmune, Inc.	$505,470
15,230		Pfizer, Inc.	538,228
1,600		Roche Holding AG	168,569
6,700		Sanofi Synthelabo SA	442,703
6,200		Takeda Chemical Industries	258,029
16,600		Wyeth	597,600

		TOTAL	3,776,151

		Semiconductors & Semiconductor Equipment--8.6%
5,300	[1]	Advanced Micro Devices, Inc.	82,415
101,400	[1]	Agere Systems, Inc., Class A	257,556
13,900	[1]	Applied Materials, Inc.	277,444
8,900	[1]	Cymer, Inc.	327,520
19,600		Intel Corp.	559,580
27,000		Nikon Corp.	290,588
11,300		STMicroelectronics NV	253,943
27,900	[1]	Taiwan Semiconductor Manufacturing Co., ADR	283,185

		TOTAL	2,332,231

		Software & Services--5.7%
26,800	[1]	Cadence Design Systems, Inc.	370,912
22,500		Microsoft Corp.	592,875
15,200	[1]	Oracle Corp.	172,064
13,100	[1]	Peoplesoft, Inc.	234,228
600		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	96,870
3,100	[1]	Veritas Software Corp.	82,460

		TOTAL	1,549,409

		Technology Hardware & Equipment--10.2%
17,000		Alps Electric Co.	214,407
30,500	[1]	Cisco Systems, Inc.	675,575
28,900	[1]	Corning, Inc.	358,071
16,000		Hewlett-Packard Co.	339,840
17,000	[1]	Interdigital Communications Corp.	288,320
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--continued
8,100		Nokia Oyj, Class A, ADR	$111,294
9,200	[1]	Qlogic Corp.	282,440
21,900	[1]	Seagate Technology Holdings	269,370
3,200		Seiko Epson Corp.	109,965
3,400		Telefonaktiebolaget LM Ericsson, Class B, ADR	95,030

		TOTAL	2,744,312

		Telecommunication Services--3.0%
12,400		Deutsche Telekom AG, Class REG	208,089
88		NTT DoCoMo, Inc.	165,962
188,103		Vodafone Group PLC	442,354

		TOTAL	816,405

		Utilities--4.3%
53,800		Enel SpA	440,905
46,200		National Grid Transco PLC	366,179
48,000		Scottish Power PLC	348,980

		TOTAL	1,156,064

		TOTAL COMMON STOCKS (IDENTIFIED COST $25,544,225)	26,602,549

		REPURCHASE AGREEMENT--2.2%
$609,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.050%, dated 5/28/2004, to be repurchased at $609,071 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033, collateral market value $1,530,039,205 (at amortized cost)	609,000

		TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $26,153,225)[2]	27,211,549

		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(147,239)

		TOTAL NET ASSETS--100%	27,064,310

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $26,153,225.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities (identified cost $26,153,225)		$27,211,549
Cash		477
Cash denominated in foreign currencies (identified cost $5,163)		5,165
Income receivable		55,828
Receivable for investments sold		210,981
Receivable for foreign currency exchange contracts		411
Receivable for shares sold		14,743

TOTAL ASSETS		27,499,154

Liabilities:
Payable for investments purchased	$203,176
Payable for shares redeemed	150,074
Payable for custodian fees	13,057
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	24,008
Payable for portfolio accounting fees	12,087
Payable for distribution services fee (Note 5)	7,894
Payable for shareholder services fee (Note 5)	5,651
Payable for foreign currency exchange contracts	163
Accrued expenses	18,734

TOTAL LIABILITIES		434,844

Net assets for 2,728,089 shares outstanding		$27,064,310

Net Assets Consist of:
Paid in capital		$37,722,990
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,059,533
Accumulated net realized loss on investments and foreign currency transactions		(11,504,705)
Accumulated net investment income (loss)		(213,508)

TOTAL NET ASSETS		$27,064,310

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($21,610,490 ÷ 2,165,696 shares outstanding)		$9.98

Offering price per share (100/94.50 of $9.98)[1]		$10.56

Redemption proceeds per share (98.00/100 of $9.98)[1]		$9.78

Class B Shares:
Net asset value per share ($3,499,536 ÷ 360,718 shares outstanding)		$9.70

Offering price per share		$9.70

Redemption proceeds per share (94.50/100 of $9.70)[1]		$9.17

Class C Shares:
Net asset value per share ($1,954,284 ÷ 201,675 shares outstanding)		$9.69

Offering price per share (100/99.00 of $9.69)[1]		$9.79

Redemption proceeds per share (99.00/100 of $9.69)[1]		$9.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $1,168 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $16,644)			$197,937
Interest			1,526

TOTAL INCOME			199,463

Expenses:
Investment adviser fee (Note 5)		$141,556
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		19,074
Transfer and dividend disbursing agent fees and expenses (Note 5)		46,710
Directors'/Trustees' fees		832
Auditing fees		9,170
Legal fees		3,207
Portfolio accounting fees (Note 5)		40,621
Distribution services fee--Class A Shares (Note 5)		28,843
Distribution services fee--Class B Shares (Note 5)		12,476
Distribution services fee--Class C Shares (Note 5)		7,161
Shareholder services fee--Class A Shares (Note 5)		28,843
Shareholder services fee--Class B Shares (Note 5)		4,159
Shareholder services fee--Class C Shares (Note 5)		2,387
Share registration costs		20,175
Printing and postage		20,506
Insurance premiums		3,710
Taxes		1,065
Interest expense		461
Miscellaneous		858

TOTAL EXPENSES		506,814

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(70,531)
Waiver of administrative personnel and services fee	(22,358)
Waiver of transfer and dividend disbursing agent fees and expenses	(954)

TOTAL WAIVERS AND REIMBURSEMENT		(93,843)

Net expenses			412,971

Net investment income (loss)			(213,508)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $16,593)			3,807,811
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,118,480)

Net realized and unrealized gain on investments and foreign currency transactions			1,689,331

Change in net assets resulting from operations			$1,475,823

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(213,508)	$(257,684)
Net realized gain on investments and foreign currency transactions	3,807,811	2,158,001
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,118,480)	2,071,197

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,475,823	3,971,514

Share Transactions:
Proceeds from sale of shares	3,153,480	17,011,139
Cost of shares redeemed	(5,477,788)	(20,782,487)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,324,308)	(3,771,348)

Change in net assets	(848,485)	200,166

Net Assets:
Beginning of period	27,912,795	27,712,629

End of period	$27,064,310	$27,912,795

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Purchased:
6/1/2004	36,929 Pound Sterling	$67,846	$67,683	$(163)

Contracts Sold:
6/1/2004	149,622 Swiss Franc	$119,794	$119,383	411

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 248

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	170,934	$1,785,454	2,006,281	$15,910,833
Shares redeemed	(479,980)	(4,862,187)	(2,458,003)	(19,704,110)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(309,046)	$(3,076,733)	(451,722)	$(3,793,277)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	96,358	$967,970	96,489	$765,425
Shares redeemed	(44,557)	(446,393)	(110,703)	(879,504)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	51,801	$521,577	(14,214)	$(114,079)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	40,366	$400,056	41,236	$334,881
Shares redeemed	(16,777)	(169,208)	(24,875)	(198,873)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,589	$230,848	16,361	$136,008

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(233,656)	$(2,324,308)	(449,575)	$(3,771,348)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $26,153,225. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $1,058,324. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,984,681 and net unrealized depreciation from investments for those securities having an excess of cost over value of $926,357.

At November 30, 2003, the Fund had a capital loss carryforward of $14,816,138 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$8,979,360

2010	$5,836,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company (FIMCO), an affiliate of the Fund's Adviser. FIMCO has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,168 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $2,201 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations, see "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,733, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$23,141,781

Sales	$26,106,766

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	56.1%

United Kingdom	12.7%

Japan	7.0%

Netherlands	5.4%

France	4.3%

Germany	3.4%

Switzerland	2.1%

Italy	1.6%

Sweden	1.4%

South Korea	1.1%

Taiwan	1.0%

Cayman Islands	1.0%

Bermuda	0.8%

Finland	0.4%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $1,098,000. The Fund had an average outstanding daily balance of $292,711 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $461 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Global Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U870
Cusip 31428U862
Cusip 31428U854

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02336-05 (7/04)

Federated Investors
World-Class Investment Manager

Federated Global Value Fund

Established 1994

A Portfolio of Federated World Investment Series, Inc.

11TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$13.18	$10.93	$12.57	$15.73	$19.61	$16.24
Income From Investment Operations:
Net investment income (loss)	(0.02)	(0.03)[1]	0.10 [1]	0.11	0.13 [1]	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.78	2.37	(1.66)	(3.14)	(1.34)	4.68

TOTAL FROM INVESTMENT OPERATIONS	0.76	2.34	(1.56)	(3.03)	(1.21)	4.71

Less Distributions:
Distributions from net investment income	--	(0.09)	(0.08)	(0.13)	(0.00)[2]	(0.04)
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	--	(2.67)	(1.30)

TOTAL DISTRIBUTIONS	--	(0.09)	(0.08)	(0.13)	(2.67)	(1.34)

Net Asset Value, End of Period	$13.94	$13.18	$10.93	$12.57	$15.73	$19.61

Total Return[3]	5.77%	21.68%	(12.51)%	(19.47)%	(7.64)%	31.41%

Ratios to Average Net Assets:
Expenses	2.06%[4]	2.07%	2.04%[5]	1.81%	1.69%	1.61%

Net investment income (loss)	(0.35)%[4]	(0.28)%	0.87%	0.72%	0.69%	0.21%

Expense waiver/reimbursement[6]	0.46%[4]	0.57%	0.14%	0.00%[7]	0.00%[7]	0.37%

Supplemental Data:
Net assets, end of period (000 omitted)	$23,597	$22,956	$24,231	$43,069	$70,883	$65,071

Portfolio turnover	10%	15%	185%	218%	219%	169%

Redemption fees consisted of the following per share amounts	$0.00	--	--	--	--	--

1 Based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.03% after taking into account these expense reductions for the year ended November 30, 2002.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.98	$10.74	$12.37	$15.48	$19.47	$16.19
Income From Investment Operations:
Net investment income (loss)	(0.09)	(0.11)[1]	0.01 [1]	(0.04)	(0.01)[1]	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.78	2.35	(1.64)	(3.07)	(1.31)	4.65

TOTAL FROM INVESTMENT OPERATIONS	0.69	2.24	(1.63)	(3.11)	(1.32)	4.58

Less Distributions:
Distributions from net investment income	--	--	--	(0.00)[2]	(0.00)[2]	--
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	--	(2.67)	(1.30)

TOTAL DISTRIBUTIONS	--	--	--	(0.00)[2]	(2.67)	(1.30)

Net Asset Value, End of Period	$13.67	$12.98	$10.74	$12.37	$15.48	$19.47

Total Return[3]	5.32%	20.86%	(13.18)%	(20.09)%	(8.34)%	30.57%

Ratios to Average Net Assets:
Expenses	2.81%[4]	2.82%	2.79%[5]	2.56%	2.44%	2.36%

Net investment income (loss)	(1.10)%[4]	(1.03)%	0.12%	(0.03)%	(0.05)%	(0.54)%

Expense waiver/reimbursement[6]	0.46%[4]	0.57%	0.14%	0.00%[7]	0.00%[7]	0.37%

Supplemental Data:
Net assets, end of period (000 omitted)	$17,351	$17,562	$18,272	$31,945	$51,312	$43,969

Portfolio turnover	10%	15%	185%	218%	219%	169%

1 Based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.78% after taking into account these expense reductions for the year ended November 30, 2002.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.99	$10.75	$12.38	$15.50	$19.48	$16.21
Income From Investment Operations:
Net investment income (loss)	(0.09)	(0.11)[1]	0.01 [1]	(0.04)	(0.01)[1]	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.78	2.35	(1.64)	(3.08)	(1.30)	4.63

TOTAL FROM INVESTMENT OPERATIONS	0.69	2.24	(1.63)	(3.12)	(1.31)	4.57

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.00)[2]	--
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	--	(2.67)	(1.30)

TOTAL DISTRIBUTIONS	--	--	--	--	(2.67)	(1.30)

Net Asset Value, End of Period	$13.68	$12.99	$10.75	$12.38	$15.50	$19.48

Total Return[3]	5.31%	20.84%	(13.17)%	(20.13)%	(8.29)%	30.46%

Ratios to Average Net Assets:

Expenses	2.81%[4]	2.82%	2.79%[5]	2.56%	2.44%	2.36%

Net investment income (loss)	(1.10)%[4]	(1.03)%	0.12%	(0.03)%	(0.03)%	(0.54)%

Expense waiver/reimbursement[6]	0.46%[4]	0.57%	0.14%	0.00%[7]	0.00%[7]	0.37%

Supplemental Data:
Net assets, end of period (000 omitted)	$3,234	$3,309	$3,540	$6,536	$9,494	$6,821

Portfolio turnover	10%	15%	185%	218%	219%	169%

1 Based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.78% after taking into account these expense reductions for the year ended November 30, 2002.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.3%
		Banks--3.2%
7,900		BNP Paribas SA	$482,433
21,400		Washington Mutual Bank FA	934,752

		TOTAL	1,417,185

		Commercial Services & Supplies--7.1%
370,050		Michael Page International PLC	1,146,737
25,400		Miller Herman, Inc.	611,632
83,300		Steelcase, Inc., Class A	982,940
10,500		United Stationers, Inc.	395,955

		TOTAL	3,137,264

		Consumer Durables & Apparel--5.5%
47,530		Compagnie Financiere Richemont AG	1,225,332
12,683		Hunter Douglas NV	591,733
22,900		Koninklijke (Royal) Philips Electronics NV	622,309

		TOTAL	2,439,374

		Diversified Financials--23.5%
18,000		American Express Co.	912,600
139,500		Amvescap PLC	935,568
18,300		Credit Suisse Group	628,793
46,600		Euronext NV	1,331,809
4,700		Goldman Sachs Group, Inc.	441,377
22,476		ING Groep NV	507,296
63,200		Janus Capital Group, Inc.	1,034,584
2,180		Julius Baer Holding Ltd., Zurich, Class B	632,477
23,600		Labranche & Co. Inc.	211,456
19,800		Merrill Lynch & Co., Inc.	1,124,640
17,700		Morgan Stanley	947,127
18,400		Northern Trust Corp.	790,280
80,000		Schroders PLC	887,487

		TOTAL	10,385,494

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--6.3%
25,700		GlobalSantaFe Corp.	$645,841
19,400		Offshore Logistics, Inc.	445,618
24,200		Tidewater, Inc.	668,888
38,300	[1]	Transocean Sedco Forex, Inc.	1,023,759

		TOTAL	2,784,106

		Food, Beverage & Tobacco--5.6%
94,248		Cadbury Schweppes PLC	789,552
89,639		Diageo PLC	1,190,015
1,800		Nestle SA	468,353

		TOTAL	2,447,920

		Hotels, Restaurants & Leisure--5.2%
87,100	[1]	Caesars Entertainment, Inc.	1,199,367
229,992		Hilton Group PLC	1,096,189

		TOTAL	2,295,556

		Insurance--2.5%
39,800		Sun Life Financial Services of Canada	1,083,754

		Materials--3.0%
15,600		Lafarge North America, Inc.	687,336
50,300		Stora Enso Oyj, Class R	653,043

		TOTAL	1,340,379

		Media--14.1%
23,400		Clear Channel Communications, Inc.	928,980
24,200		Corus Entertainment, Inc., Class B	484,657
24,400		Grupo Televisa SA, GDR	1,031,144
31,500	[1]	Time Warner, Inc.	536,760
22,200		Viacom, Inc., Class A	827,394
133,000		WPP Group PLC	1,326,683
47,200		Walt Disney Co.	1,107,784

		TOTAL	6,243,402

		Pharmaceuticals & Biotechnology--1.6%
17,400		Takeda Chemical Industries	724,145

		Real Estate--4.0%
46,000	[1]	Jones Lang LaSalle, Inc.	1,160,120
70,000		Sun Hung Kai Properties	597,216

		TOTAL	1,757,336

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Retailing--4.6%
30,100		Boise Cascade Corp.	$1,058,015
11,100		Federated Department Stores, Inc.	529,581
8,400		Neiman-Marcus Group, Inc., Class A	433,440

		TOTAL	2,021,036

		Technology Hardware & Equipment--5.5%
38,000		Arrow Electronics, Inc.	1,034,740
39,000	[1]	Kemet Corp.	473,850
29,500		Tektronix, Inc.	931,020

		TOTAL	2,439,610

		Transportation--4.6%
26,700		Florida East Coast Industries, Inc.	966,006
55,400		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	1,045,398

		TOTAL	2,011,404

		TOTAL COMMON STOCKS (IDENTIFIED COST $32,946,188)	42,527,965

		MUTUAL FUND--2.5%
1,103,157	[2]	Prime Value Obligations Fund, IS Shares (AT NET ASSET VALUE)	1,103,157

		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $34,049,345)[3]	43,631,122

		OTHER ASSETS AND LIABILITIES - NET--1.2%	550,978

		TOTAL NET ASSETS--100%	$44,182,100

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $34,049,345.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $1,103,157 of investments in affiliated issuers (Note 5) (identified cost $34,049,345)		$43,631,122
Cash		95
Income receivable		114,563
Receivable for shares sold		562,260

TOTAL ASSETS		44,308,040

Liabilities:
Payable for shares redeemed	$41,170
Payable for custodian fees	3,273
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	29,910
Payable for auditing fees	8,002
Payable for portfolio accounting fees	11,951
Payable for distribution services fee (Note 5)	12,825
Payable for shareholder services fee (Note 5)	9,209
Payable for printing and postage	4,883
Accrued expenses	4,717

TOTAL LIABILITIES		125,940

Net assets for 3,199,023 shares outstanding		$44,182,100

Net Assets Consist of:
Paid-in capital		$64,092,049
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		9,583,122
Accumulated net realized loss on investments and foreign currency transactions		(29,332,255)
Accumulated net investment income (loss)		(160,816)

TOTAL NET ASSETS		$44,182,100

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($23,596,786 ÷ 1,693,225 shares outstanding)		$13.94

Offering price per share (100/94.50 of $13.94)[1]		$14.75

Redemption proceeds per share (98.00/100 of $13.94)[1]		$13.66

Class B Shares:
Net asset value per share ($17,350,934 ÷ 1,269,407 shares outstanding)		$13.67

Offering price per share		$13.67

Redemption proceeds per share (94.50/100 of $13.67)[1]		$12.92

Class C Shares:
Net asset value per share ($3,234,380 ÷ 236,391 shares outstanding)		$13.68

Offering price per share (100/99.00 of $13.68)[1]		$13.82

Redemption proceeds per share (99.00/100 of $13.68)[1]		$13.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $14,478 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $28,952)			$392,256

Expenses:
Investment adviser fee (Note 5)		$229,124
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		7,085
Transfer and dividend disbursing agent fees and expenses (Note 5)		64,686
Directors'/Trustees' fees		876
Auditing fees		9,018
Legal fees		3,112
Portfolio accounting fees (Note 5)		40,081
Distribution services fee--Class B Shares (Note 5)		67,151
Distribution services fee--Class C Shares (Note 5)		12,804
Shareholder services fee--Class A Shares (Note 5)		30,630
Shareholder services fee--Class B Shares (Note 5)		22,384
Shareholder services fee--Class C Shares (Note 5)		4,267
Share registration costs		21,612
Printing and postage		23,419
Insurance premiums		3,753
Taxes		1,591
Interest expense		49
Miscellaneous		1,640

TOTAL EXPENSES		658,282

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(82,251)
Waiver of administrative personnel and services fee	(22,271)
Waiver of transfer and dividend disbursing agent fees and expenses	(688)

TOTAL WAIVERS AND REIMBURSEMENT		(105,210)

Net expenses			553,072

Net investment income (loss)			(160,816)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,968,462
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(560,715)

Net realized and unrealized gain on investments and foreign currency transactions			2,407,747

Change in net assets resulting from operations			$2,246,931

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(160,816)	$(253,071)
Net realized gain (loss) on investments and foreign currency transactions	2,968,462	(42,354)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(560,715)	7,469,914

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,246,931	7,174,489

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(195,974)

Share Transactions:
Proceeds from sale of shares	7,989,041	12,065,758
Net asset value of shares issued to shareholders in payment of distributions declared	--	169,289
Cost of shares redeemed	(9,881,208)	(21,429,314)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,892,167)	(9,194,267)

Change in net assets	354,764	(2,215,752)

Net Assets:
Beginning of period	43,827,336	46,043,088

End of period	$44,182,100	$43,827,336

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The Fund's investment objective is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	200,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	400,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	429,199	$6,111,706	934,701	$10,628,998
Shares issued to shareholders in payment of distributions declared	--	--	16,997	169,289
Shares redeemed	(477,518)	(6,608,258)	(1,427,179)	(15,694,244)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(48,319)	$(496,552)	(475,481)	$(4,895,957)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	104,090	$1,440,739	101,436	$1,121,596
Shares redeemed	(188,012)	(2,593,485)	(448,713)	(4,667,918)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(83,922)	$(1,152,746)	(347,277)	$(3,546,322)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,610	$436,596	26,813	$315,164
Shares redeemed	(49,970)	(679,465)	(101,237)	(1,067,152)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(18,360)	$(242,869)	(74,424)	$(751,988)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(150,601)	$(1,892,167)	(897,182)	$(9,194,267)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $34,049,345. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $9,581,777. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,202,368 and net unrealized depreciation from investments for those securities having an excess of cost over value of $620,591.

At November 30, 2003, the Fund had a capital loss carryforward of $32,300,717 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 6,673,723

2009	$12,049,398

2010	$13,550,506

2011	$ 27,090

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company (FIMCO), an affiliate of the Fund's Adviser. FIMCO has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $14,478 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $2,015 in sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations. See "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,615, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$4,188,822

Sales	$7,867,339

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	54.6%
United Kingdom	16.7%
Netherlands	6.9%
Switzerland	6.7%
Mexico	4.7%
Canada	3.6%
Japan	1.6%
Finland	1.5%
Hong Kong	1.4%
France	1.1%

8. LINE OF CREDIT

The Corporation entered into $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $406,000. The Fund had an average outstanding daily balance of $117,100 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $49 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Global Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U672
Cusip 31428U664
Cusip 31428U656

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00259-05 (7/04)

Federated Investors
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

7TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.98	$6.36	$7.29	$9.68	$12.35	$ 8.38
Income From Investment Operations:
Net investment income (loss)	0.04 [1]	0.02 [1]	(0.10)[1]	(0.06)[1]	0.58	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.47	1.60	(0.83)	(2.32)	(2.69)	3.96

TOTAL FROM INVESTMENT OPERATIONS	0.51	1.62	(0.93)	(2.38)	(2.11)	4.03

Less Distributions:
Distributions from net investment income	--	--	--	(0.01)	(0.56)	(0.06)

Net Asset Value, End of Period	$8.49	$7.98	$6.36	$7.29	$ 9.68	$12.35

Total Return[2]	6.39%	25.47%[3]	(12.76)%	(24.64)%	(18.33)%	48.44%

Ratios to Average Net Assets:

Expenses	1.65%[4]	1.97%	1.72%	0.75%	0.15%	0.07%

Net investment income (loss)	0.82%[4]	0.25%	(1.36)%	(0.67)%	3.99%	0.65%

Expense waiver/reimbursement[5]	0.58%[4]	0.71%	0.44%	0.61%	0.85%	1.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$84,100	$66,281	$38,529	$22,654	$40,432	$39,386

Portfolio turnover	0.73%	227%	247%	32%	11%	12%

Redemption fees consisted of the following per share amounts	$0.00	--	--	--	--	--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.70	$6.20	$7.15	$9.56	$12.24	$ 8.31
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	(0.03)[1]	(0.15)[1]	(0.12)[1]	0.47	(0.00)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.47	1.53	(0.80)	(2.29)	(2.66)	3.93

TOTAL FROM INVESTMENT OPERATIONS	0.47	1.50	(0.95)	(2.41)	(2.19)	3.93

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.49)	(0.00)[2]

Net Asset Value, End of Period	$8.17	$7.70	$6.20	$7.15	$ 9.56	$12.24

Total Return[3]	6.10%	24.19%[4]	(13.29)%	(25.21)%	(19.00)%	47.33%

Ratios to Average Net Assets:

Expenses	2.40%[5]	2.72%	2.47%	1.50%	0.90%	0.82%

Net investment income (loss)	(0.01)%[5]	(0.53)%	(2.11)%	(1.42)%	2.84%	(0.10)%

Expense waiver/reimbursement[6]	0.58%[5]	0.71%	0.44%	0.61%	0.85%	1.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,934	$16,995	$16,326	$8,950	$14,480	$12,317

Portfolio turnover	73%	227%	247%	32%	11%	12%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.72	$6.21	$7.17	$9.59	$12.28	$ 8.33
Income From Investment Operations:
Net investment income (loss)	0.01 [1]	(0.04)[1]	(0.15)[1]	(0.12)[1]	0.47	(0.00)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	1.55	(0.81)	(2.30)	(2.65)	3.95

TOTAL FROM INVESTMENT OPERATIONS	0.47	1.51	(0.96)	(2.42)	(2.18)	3.95

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.51)	(0.00)[2]

Net Asset Value, End of Period	$8.19	$7.72	$6.21	$7.17	$ 9.59	$12.28

Total Return[3]	6.09%	24.32%[4]	(13.39)%	(25.23)%	(18.95)%	47.45%

Ratios to Average Net Assets:

Expenses	2.40%[5]	2.72%	2.47%	1.50%	0.90%	0.82%

Net investment income (loss)	0.12%[5]	(0.54)%	(2.14)%	(1.42)%	1.87%	(0.10)%

Expense waiver/reimbursement[6]	0.58%[5]	0.71%	0.44%	0.61%	0.85%	1.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,923	$4,721	$3,812	$2,583	$4,234	$2,284

Portfolio turnover	73%	227%	247%	32%	11%	12%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.7%
		Automobiles & Components--3.7%
34,500		DaimlerChrysler AG	$1,538,406
125,650		Kia Motors Corp.	1,075,767
38,900		Toyota Motor Corp.	1,410,826

		TOTAL	4,024,999

		Banks--12.9%
77,120		Alliance & Leicester PLC	1,166,642
40,800		Alpha Bank AE	1,068,379
24,560		BNP Paribas SA	1,499,818
94,906		HypoVereinsbank AG, Munich	1,604,242
10,390		Komercni Banka A.S.	1,137,419
33,670		Kookmin Bank	1,171,005
4,228,500		Krung Thai Bank PLC	1,157,351
145		Mitsubishi Tokyo Financial Group, Inc.	1,248,980
55,400		Royal Bank of Scotland PLC, Edinburgh	1,673,093
71,000		Shinsei Bank Ltd.	480,243
1,736,000		Sinopac Holdings Co.	932,605
11,470		Societe Generale, Paris	972,217

		TOTAL	14,111,994

		Capital Goods--7.1%
207,820	[1]	ABB Ltd.	1,161,098
637,100		Alstom	731,435
41,225		Atlas Copco AB, Class A	1,522,321
12,900		SMC Corp.	1,380,180
18,500		Schneider Electric SA	1,244,983
139,870		Smiths Industries	1,788,898

		TOTAL	7,828,915

		Consumer Durables & Apparel--2.3%
57,700		Koninklijke (Royal) Philips Electronics NV	1,568,000
27,000		Sony Corp.	993,925

		TOTAL	2,561,925

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--6.6%
215,510		Amvescap PLC	$1,445,335
58,150		ING Groep NV	1,312,478
263,700		Nikko Cordial Corp.	1,384,371
62,000		Nomura Holdings, Inc.	952,289
87,900		Schroders PLC	975,127
16,150		UBS AG	1,158,820

		TOTAL	7,228,420

		Energy--3.7%
215,940		BP PLC	1,891,692
43,600		Petroleo Brasileiro SA, ADR	1,137,960
5,810		Total SA, Class B	1,090,662

		TOTAL	4,120,314

		Food & Staples Retailing--2.1%
79,120		Ahold NV	620,385
49,850		Ahold NV	390,877
285,540		Tesco PLC	1,303,716

		TOTAL	2,314,978

		Food Beverage & Tobacco--5.5%
93,430		British American Tobacco PLC	1,370,544
118,350		Diageo PLC	1,571,171
6,760		Nestle SA	1,758,927
20,800		Unilever NV	1,368,010

		TOTAL	6,068,652

		Healthcare Equipment & Services--1.1%
65,000		Olympus Corp.	1,172,817

		Hotels Restaurants & Leisure--2.2%
178,180		Elior	1,527,694
1,474,000		Hong Kong & Shanghai Hotel	850,985

		TOTAL	2,378,679

		Household & Personal Products--0.3%
10,000	[1]	Oriflame Cosmetics SA	314,888

		Insurance--2.4%
65,820		AXA	1,350,540
156,110		Prudential Corp. PLC	1,285,268

		TOTAL	2,635,808

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--6.8%
996,000	[1]	Aluminum Corp. of China Ltd.	$565,436
37,410		Anglo American Platinum Corp. Ltd.	1,373,177
20,225		BASF AG	1,034,018
119,100		Harmony Gold Mining Co. Ltd., ADR	1,426,818
17,000		LG Chem Ltd.	598,540
15,130		Lafarge SA	1,306,467
67,280		UPM - Kymmene Oyj	1,207,935

		TOTAL	7,512,391

		Media--6.7%
98,630		British Sky Broadcasting Group PLC	1,109,533
510		Dentsu, Inc.	1,322,513
148,210		News Corp. Ltd.	1,361,050
51,540		Publicis Groupe	1,518,315
36,000	[1]	SBS Broadcasting SA	1,128,600
2,386,000		SCMP Group Ltd.	956,604

		TOTAL	7,396,615

		Pharmaceuticals & Biotechnology--9.3%
20,200		AstraZeneca PLC	941,180
114,890		GlaxoSmithKline PLC	2,401,617
124,550	[1]	Pharming Group NV	290,548
11,760		Roche Holding AG	1,238,982
24,180		Sanofi Synthelabo SA	1,597,695
31,500		Takeda Chemical Industries	1,310,953
19,340		Teva Pharmaceutical Industries Ltd., ADR	1,279,728
36,500		Yamanouchi Pharmaceutical Co. Ltd.	1,174,857

		TOTAL	10,235,560

		Real Estate--0.4%
52,000		Sun Hung Kai Properties	435,882

		Retailing--1.1%
89,900		Marui Co.	1,199,047

		Semiconductors & Semiconductor Equipment--6.2%
62,900	[1]	ASM Lithography Holding NV	1,093,190
18,300		Advantest	1,285,928
114,000		Nikon Corp.	1,226,929
66,200		STMicroelectronics NV	1,492,810
167,750	[1]	Taiwan Semiconductor Manufacturing Co., ADR	1,702,663

		TOTAL	6,801,520

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Software & Services--2.7%
46,260	[1]	Cognos, Inc.	$1,557,574
8,780		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	1,417,533

		TOTAL	2,975,107

		Technology Hardware & Equipment--4.8%
100,000		Alps Electric Co.	1,261,220
64,370	[1]	Celestica, Inc.	1,210,156
4,600		Keyence Corp.	1,065,645
35,000		Nokia Oyj	477,059
440,800	[1]	Telefonaktiebolaget LM Ericsson	1,231,169

		TOTAL	5,245,249

		Telecommunication Services--8.4%
45,620	[1]	Belgacom	1,381,806
60,150		Deutsche Telekom AG, Class REG	1,009,398
51,250		France Telecommunications	1,232,480
590		NTT DoCoMo, Inc.	1,112,703
129,330		Tele Norte Leste Participacoes SA, ADR	1,464,016
468,660	[1]	Versatel Telecom International NV	933,009
914,790		Vodafone Group PLC	2,151,273

		TOTAL	9,284,685

		Transportation--1.1%
84,000		Yamato Transport	1,195,757

		Utilities--1.3%
183,000		National Grid Transco PLC	1,450,450

		TOTAL COMMON STOCKS (IDENTIFIED COST $103,175,293)	108,494,652

Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--3.0%
$3,348,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.05%, dated 5/28/2004, to be repurchased at $3,348,391 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033, collateral market value $1,530,039,205 (at amortized cost)	$3,348,000

		TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $106,523,293)[2]	111,842,652

		OTHER ASSETS AND LIABILITIES - NET--(1.7)%	(1,885,386)

		TOTAL NET ASSETS--100%	$109,957,266

1 Non-income producing security.

2 The cost of investments for federal tax purposes is $106,523,293.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $106,523,293)		$111,842,652
Cash denominated in foreign currencies (identified cost $3,118,282)		3,100,049
Cash		610
Income receivable		314,961
Receivable for shares sold		91,738
Other assets		23,255

TOTAL ASSETS		115,373,265

Liabilities:
Payable for investments purchased	$5,122,172
Payable for shares redeemed	160,498
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	45,640
Payable for distribution service fee (Note 5)	16,191
Payable for shareholder service fee (Note 5)	22,952
Accrued expenses	48,546

TOTAL LIABILITIES		5,415,999

Net assets for 13,064,092 shares outstanding		$109,957,266

Net Assets Consist of:
Paid in capital		$122,990,985
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,257,145
Accumulated net realized loss on investments and foreign currency transactions		(18,609,268)
Undistributed net investment income		318,404

TOTAL NET ASSETS		$109,957,266

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($84,100,410 ÷ 9,902,319 shares outstanding)		$8.49

Offering price per share (100/94.50 of $8.49)[1]		$8.98

Redemption proceeds per share (98.00/100 of $8.49)[1]		$8.32

Class B Shares:
Net asset value per share ($18,934,290 ÷ 2,316,729 shares outstanding)		$8.17

Offering price per share		$8.17

Redemption proceeds per share (94.50/100 of $8.17)[1]		$7.72

Class C Shares:
Net asset value per share ($6,922,566 ÷ 845,044 shares outstanding)		$8.19

Offering price per share (100/99.00 of $8.19)[1]		$8.27

Redemption proceeds per share (99.00/100 of $8.19)[1]		$8.11

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $170,005)			$1,271,462
Interest			9,726

TOTAL INCOME			1,281,188

Expenses:
Investment adviser fee (Note 5)		$649,344
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		39,646
Transfer and dividend disbursing agent fees and expenses (Note 5)		109,722
Directors'/Trustees' fees		939
Auditing fees		9,018
Legal fees		3,205
Portfolio accounting fees (Note 5)		40,381
Distribution services fee--Class B Shares (Note 5)		71,609
Distribution services fee--Class C Shares (Note 5)		23,441
Shareholder services fee--Class A Shares (Note 5)		98,185
Shareholder services fee--Class B Shares (Note 5)		23,870
Shareholder services fee--Class C Shares (Note 5)		7,814
Share registration costs		23,708
Printing and postage		33,957
Insurance premiums		3,818
Taxes		3,337
Interest expense		34
Miscellaneous		782

TOTAL EXPENSES		1,257,810

Waivers (Note 5):
Waiver of investment adviser fee	$(280,317)
Waiver of administrative personnel and services fee	(21,980)
Waiver of transfer and dividend disbursing agent fees and expenses	(783)

TOTAL WAIVERS		(303,080)

Net expenses			954,730

Net investment income			326,458

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $19,394)			7,017,559
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,415,661)
Net realized and unrealized gain on investments and foreign currency transactions			4,601,898

Change in net assets resulting from operations			$4,928,356

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$326,458	$80
Net realized gain on investments and foreign currency transactions	7,017,559	9,369,321
Net increase due to reimbursement from Adviser for certain losses on investments (Note 7)	--	21,344
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,415,661)	5,662,759

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,928,356	15,053,504

Share Transactions:
Proceeds from sale of shares	27,469,062	130,800,359
Cost of shares redeemed	(10,437,146)	(116,523,817)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,031,916	14,276,542

Change in net assets	21,960,272	29,330,046

Net Assets:
Beginning of period	87,996,994	58,666,948

End of period (including undistributed net investment income of $318,404 and $0, respectively)	$109,957,266	$87,996,994

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE, are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,462,501	$21,627,493	18,609,861	$124,130,975
Shares redeemed	(869,884)	(7,497,592)	(16,358,793)	(107,210,485)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,592,617	$14,129,901	2,251,068	$16,920,490

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	371,312	$3,102,349	780,935	$4,755,530
Shares redeemed	(260,479)	(2,156,497)	(1,210,365)	(7,396,111)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	110,833	$945,852	(429,430)	$(2,640,581)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	326,961	$2,739,220	288,266	$1,913,854
Shares redeemed	(93,348)	(783,057)	(290,828)	(1,917,221)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	233,613	$1,956,163	(2,562)	$(3,367)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,937,063	$17,031,916	1,819,076	$14,276,542

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $106,523,293. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $5,319,359. This consists of net unrealized appreciation from investment for those securities having an excess of value cost of $8,816,230 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,496,871.

At November 31, 2003, the Fund had a capital loss carryforward of $25,443,527 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 6,320,933

2009	$ 5,246,568

2010	$13,876,026

As a result of the tax-free transfer of assets from Federated Emerging Markets Fund and Federated Asia Pacific Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $8,557 in sales charges from the sale of Class A Shares. FSC also retained $3 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations, See "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid-in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,649, after voluntary waiver if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004 were as follows:

Purchases	$90,712,833

Sales	$73,174,505

7. OTHER

During the year ended November 30, 2003, the Fund's Adviser made a voluntary contribution to the Fund of $21,344 for losses on investments inadvertently purchased by the Fund.

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets	Country	Percentage of Net Assets
United Kingdom	20.5%	Brazil	2.4%
Japan	19.3%	Hong Kong	2.0%
France	12.8%	Finland	1.5%
Netherlands	6.9%	Belgium	1.3%
Switzerland	6.2%	Australia	1.2%
Germany	6.0%	Israel	1.2%
Sweden	2.8%	Thailand	1.1%
South Korea	2.6%	Czech Republic	1.0%
Canada	2.5%	Luxembourg	1.0%
South Africa	2.5%	Greece	1.0%
Taiwan	2.4%	China	0.5%

9. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $275,000. The fund had an average outstanding daily balance of $275,000 with a high and low interest rate of 1.50% representing only the day the LOC was utilized. Interest expense totaled $34 for the six months ended May 31, 2004.

10. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02418-01 (7/04)

Federated Investors
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

8TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.56	$7.09	$7.22	$7.01	$7.71	$7.99
Income From Investment Operations:
Net investment income	0.28	0.71	0.80 [1,2]	0.82	0.78	0.93 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.48)	1.43	(0.17)[2]	0.21	(0.70)	(0.37)

TOTAL FROM INVESTMENT OPERATIONS	(0.20)	2.14	0.63	1.03	0.08	0.56

Less Distributions:
Distributions from net investment income	(0.41)	(0.67)	(0.76)	(0.80)	(0.35)	(0.78)
Distributions from paid in capital[3]	--	--	--	(0.02)	(0.43)	(0.06)

TOTAL DISTRIBUTIONS	(0.41)	(0.67)	(0.76)	(0.82)	(0.78)	(0.84)

Net Asset Value, End of Period	$7.95	$8.56	$7.09	$7.22	$7.01	$7.71

Total Return[4]	(2.53)%	31.27%	9.06%	15.33%	0.84%	7.55%

Ratios to Average Net Assets:

Expenses	1.16%[5]	1.16%	1.16%	1.16%	1.10%	0.96%

Net investment income	7.01%[5]	8.37%	11.07%[2]	12.16%	10.55%	12.09%

Expense waiver/reimbursement[6]	0.35%[5]	0.31%	0.44%	0.61%	0.78%	0.79%

Supplemental Data:

Net assets, end of period (000 omitted)	$54,978	$70,690	$75,452	$31,346	$18,170	$17,793

Portfolio turnover	19%	108%	120%	161%	236%	87%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 Computed on annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.56	$7.09	$7.22	$7.01	$7.71	$7.99
Income From Investment Operations:
Net investment income	0.26	0.66	0.75 [1,2]	0.76	0.73	0.88 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)	1.42	(0.17)[2]	0.22	(0.71)	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	(0.23)	2.08	0.58	0.98	0.02	0.50

Less Distributions:
Distributions from net investment income	(0.38)	(0.61)	(0.71)	(0.75)	(0.32)	(0.72)
Distributions from paid in capital[3]	--	--	--	(0.02)	(0.40)	(0.06)

TOTAL DISTRIBUTIONS	(0.38)	(0.61)	(0.71)	(0.77)	(0.72)	(0.78)

Net Asset Value, End of Period	$7.95	$8.56	$7.09	$7.22	$7.01	$7.71

Total Return[4]	(2.91)%	30.28%	8.26%	14.48%	0.07%	6.73%

Ratios to Average Net Assets:

Expenses	1.91%[5]	1.91%	1.91%	1.91%	1.85%	1.71%

Net investment income	6.25%[5]	7.62%	10.34%[2]	11.36%	9.75%	11.34%

Expense waiver/reimbursement[6]	0.35%[5]	0.31%	0.44%	0.61%	0.78%	0.79%

Supplemental Data:

Net assets, end of period (000 omitted)	$67,254	$77,473	$60,477	$54,552	$57,171	$71,881

Portfolio turnover	19%	108%	120%	161%	236%	87%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 Computed on annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.55	$7.09	$7.22	$7.01	$7.71	$7.99
Income From Investment Operations:
Net investment income	0.26	0.67	0.75 [1,2]	0.75	0.72	0.88 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.48)	1.40	(0.17)[2]	0.23	(0.70)	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	(0.22)	2.07	0.58	0.98	0.02	0.50

Less Distributions:
Distributions from net investment income	(0.38)	(0.61)	(0.71)	(0.75)	(0.32)	(0.72)
Distributions from paid in capital[3]	--	--	--	(0.02)	(0.40)	(0.06)

TOTAL DISTRIBUTIONS	(0.38)	(0.61)	(0.71)	(0.77)	(0.72)	(0.78)

Net Asset Value, End of Period	$7.95	$8.55	$7.09	$7.22	$7.01	$7.71

Total Return[4]	(2.79)%	30.17%	8.26%	14.47%	0.07%	6.73%

Ratios to Average Net Assets:

Expenses	1.91%[5]	1.91%	1.91%	1.91%	1.85%	1.71%

Net investment income	6.21%[5]	7.62%	10.34%[2]	11.36%	9.75%	11.34%

Expense waiver/reimbursement[6]	0.35%[5]	0.31%	0.44%	0.61%	0.78%	0.79%

Supplemental Data:

Net assets, end of period (000 omitted)	$16,150	$15,260	$9,656	$6,479	$5,461	$6,246

Portfolio turnover	19%	108%	120%	161%	236%	87%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 Computed on annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--1.8%
		Telecommunications & Cellular--1.8%
962,147	[1]	Jazztel PLC	$329,033
1,967,799	[1]	Netia Holdings SA	2,202,451

		TOTAL COMMON STOCKS (IDENTIFIED COST $3,708,772)	2,531,484

		CORPORATE BONDS--26.5%
		Brewing--1.8%
$ 2,500,000		Bavaria, Series 144A, 8.875%, 11/1/2010	2,531,250

		Broadcast Radio & TV--1.8%
2,500,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,546,875

		Cable & Wireless Television--1.4%
480,000		Innova S de R.L., 9.375%, 9/19/2013	498,000
528,000		Innova S de R.L., Sr. Note, 12.875%, 4/1/2007	530,640
2,500,000	[1]	Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/1/2004	937,500

		TOTAL	1,966,140

		Chemicals & Plastics--0.9%
1,300,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	1,254,500

		Container & Glass Products--1.8%
790,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	786,050
1,900,000		Vitro SA, Note, Series 144A, 11.75%, 11/1/2013	1,738,500

		TOTAL	2,524,550

		Oil & Gas--7.2%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,581,250
1,500,000		Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	1,481,250
2,200,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,267,980
1,000,000		Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022	1,100,600
3,000,000	[2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	2,535,000

		TOTAL	9,966,080

Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Paper Products--1.2%
$ 1,000,000	[1]	Corporacion Durango SA de CV, Sr. Note, 13.125%, 8/1/2006	$532,500
2,000,000	[1]	Corporacion Durango SA de CV, Sr. Note, Series 144A, 13.75%, 7/15/2009	1,065,000

		TOTAL	1,597,500

		Printing & Publishing--0.8%
975,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,135,875

		Rail Industry--1.4%
2,000,000		Transportacion Ferroviaria Mexicana SA dE CV, Company Guarantee, 11.75%, 6/15/2009	1,950,000

		Steel--1.4%
2,325,000	[2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	1,947,187

		Telecommunications & Cellular--5.4%
2,000,000		Cellco Finance NV, Sr. Note, 12.75%, 8/1/2005	2,140,000
186,033		Jazztel PLC, 12.00%, 10/30/2012	179,497
2,000,000		Partner Communications, Sr. Sub. Note, 13.00%, 8/15/2010	2,335,000
500,000		Partner Communications, Sr. Sub. Note, Series INTL, 13.00%, 8/15/2010	590,000
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,170,000

		TOTAL	7,414,497

		Utilities--1.4%
1,900,000		CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	1,876,250

		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,899,660)	36,710,704

		GOVERNMENTS/AGENCIES--57.4%
		Sovereign--57.4%
2,500,000		Brazil, Government of, 14.50%, 10/15/2009	2,843,750
5,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	5,329,500
4,500,000		Brazil, Government of, Note, 12.00%, 4/15/2010	4,680,000
4,339,249		Brazil, Government of, C Bond, 8.00%, 4/15/2014	3,864,535
1,700,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,908,845
Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES--continued
		Sovereign--continued
$ 700,000		Colombia, Government of, Note, 10.50%, 7/9/2010	$738,500
2,700,000		Colombia, Government of, Unsub., 11.375%, 1/31/2008	3,667,147
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,245,000
36,518,900		Mexico, Government of, Bond, 8.00%, 12/19/2013	2,786,842
1,800,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	2,513,250
4,500,000		Mexico, Government of, Note, 8.125%, 12/30/2019	4,843,125
2,650,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,689,750
1,000,000		Philippines, Government of, 9.375%, 1/18/2017	1,017,700
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,244,125
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,327,200
1,725,000		Philippines, Government of, Note, 10.625%, 3/16/2025	1,777,440
4,400,000		Russia, Government of, 8.25%, 3/31/2010	4,758,820
4,900,000		Russia, Government of, 10.00%, 6/26/2007	5,554,885
10,800,000	[2]	Russia, Government of, Unsub., 5.00%, 3/31/2030	9,832,860
750,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	1,092,000
1,600,000		Turkey, Government of, 9.50%, 1/15/2014	1,600,000
3,350,000		Turkey, Government of, 11.00%, 1/14/2013	3,609,625
2,800,000,000,000		Turkey, Government of, Bond, 8/24/2005	1,362,611
825,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	930,188
952,017		Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007	1,254,022
616,011		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	670,743
2,580,000		Venezuela, Government of, 10.75%, 9/19/2013	2,509,050
2,520,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,135,700
550,000		Venezuela, Government of, Par Bond, 6.75%, 3/31/2020	478,500
1,500,000		Venezuela, Government of, Unsub., 5.375%, 8/7/2010	1,164,750

		TOTAL GOVERNMENTS/AGENICES (IDENTIFIED COST $79,193,701)	79,430,463

Shares			Value in U.S. Dollars
		MUTUAL FUNDS--10.1%[3]
690,361		Emerging Markets Fixed Income Core Fund	$9,696,752
4,228,977		Prime Value Obligations Fund, IS Shares	4,228,977

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $12,374,380)	13,925,729

		TOTAL INVESTMENTS--95.8% (IDENTIFIED COST $133,176,513)[4]	132,598,380

		OTHER ASSETS AND LIABILITIES - NET--4.2%	5,783,624

		TOTAL NET ASSETS--100%	$138,382,004

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2004, these securities amounted to $14,315,047 which represents 10.3% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $132,637,485.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $13,925,729 of investments in affiliated issuers (Note 5) (identified cost $133,176,513)		$132,598,380
Cash denominated in foreign currencies (identified cost $51,061)		52,285
Income receivable		2,719,723
Receivable for investments sold		4,301,827
Receivable for shares sold		203,085

TOTAL ASSETS		139,875,300

Liabilities:
Payable for investments purchased	$1,106,968
Payable for shares redeemed	233,122
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	23,162
Payable for distribution services fee (Note 5)	53,369
Payable for shareholder services fee (Note 5)	29,863
Accrued expenses	46,812

TOTAL LIABILITIES		1,493,296

Net assets for 17,404,475 shares outstanding		$138,382,004

Net Assets Consist of:
Paid-in capital		$142,417,789
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(1,697,050)
Accumulated net realized loss on investments and foreign currency transactions		(1,025,710)
Distributions in excess of net investment income		(1,313,025)

TOTAL NET ASSETS		$138,382,004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($54,978,057 ÷ 6,916,356 shares outstanding)		$7.95

Offering price per share (100/95.50 of $7.95)[1]		$8.32

Redemption proceeds per share		$7.95

Class B Shares:
Net asset value per share ($67,253,845 ÷ 8,456,203 shares outstanding)		$7.95

Offering price per share		$7.95

Redemption proceeds per share (94.50/100 of $7.95)[1]		$7.51

Class C Shares:
Net asset value per share ($16,150,102 ÷ 2,031,916 shares outstanding)		$7.95

Offering price per share (100/99.00 of $7.95)[1]		$8.03

Redemption proceeds per share (99.00/100 of $7.95)[1]		$7.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Interest			$6,166,349
Dividends (received from affiliated issuers) (Note 5)			22,624
Interest allocated from partnership (Note 5)			457,954

TOTAL INCOME			6,646,927

Expenses:
Investment adviser fee (Note 5)		$691,786
Administrative personnel and services fee (Note 5)		115,001
Custodian fees		32,694
Transfer and dividend disbursing agent fees and expenses (Note 5)		80,725
Directors'/Trustees' fees		1,275
Auditing fees		9,152
Legal fees		4,878
Portfolio accounting fees (Note 5)		38,187
Distribution services fee--Class B Shares (Note 5)		285,096
Distribution services fee--Class C Shares (Note 5)		65,687
Shareholder services fee--Class A Shares (Note 5)		86,539
Shareholder services fee--Class B Shares (Note 5)		95,032
Shareholder services fee--Class C Shares (Note 5)		21,896
Share registration costs		25,171
Printing and postage		24,253
Insurance premiums		4,112
Taxes		4,238
Interest expense		525
Miscellaneous		1,256

EXPENSES BEFORE ALLOCATION		1,587,503

Expense allocated from partnership (Note 5)		2,916

TOTAL EXPENSES		1,590,419

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(265,566)
Waiver of administrative personnel and services fee	(21,686)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,395)

TOTAL WAIVERS AND REIMBURSEMENT		(288,647)

Net expenses			1,301,772

Net investment income			5,345,155

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $179,271 on sales of investments in affiliated issuers) (Note 5)			4,447,394
Net realized gain allocated from partnership			306,952
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(14,056,596)

Net realized and unrealized loss on investments and foreign currency transactions			(9,302,250)

Change in net assets resulting from operations			$(3,957,095)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,345,155	$13,562,605
Net realized gain on investments including allocation from partnership and foreign currency transactions	4,754,346	12,372,710
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(14,056,596)	19,121,215

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,957,095)	45,056,530

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,388,876)	(6,921,396)
Class B Shares	(3,391,604)	(5,485,385)
Class C Shares	(761,218)	(1,044,067)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,541,698)	(13,450,848)

Share Transactions:
Proceeds from sale of shares	30,349,855	231,488,573
Net asset value of shares issued to shareholders in payment of distributions declared	3,968,210	6,953,515
Cost of shares redeemed	(47,860,437)	(252,209,240)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,542,372)	(13,767,152)

Change in net assets	(25,041,165)	17,838,530

Net Assets:
Beginning of period	163,423,169	145,584,639

End of period (including undistributed (distributions in excess of) net investment income of $(1,313,025) and $883,518, respectively)	$138,382,004	$163,423,169

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,030,910	$17,567,508	23,592,220	$188,566,324
Shares issued to shareholders in payment of distributions declared	279,580	2,393,049	589,205	4,701,466
Shares redeemed	(3,656,018)	(30,825,682)	(26,568,499)	(213,874,376)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,345,528)	$(10,865,125)	(2,387,074)	$(20,606,586)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	860,155	$7,381,573	2,812,318	$22,305,306
Shares issued to shareholders in payment of distributions declared	140,312	1,199,885	218,389	1,747,244
Shares redeemed	(1,594,930)	(13,484,844)	(2,511,436)	(20,230,827)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(594,463)	$(4,903,386)	519,271	$3,821,723

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	621,587	$5,400,774	2,576,481	$20,616,943
Shares issued to shareholders in payment of distributions declared	43,956	375,276	62,424	504,805
Shares redeemed	(417,512)	(3,549,911)	(2,217,776)	(18,104,037)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	248,031	$2,226,139	421,129	$3,017,711

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,691,960)	$(13,542,372)	(1,446,674)	$(13,767,152)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $132,637,485. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $39,105. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,624,451 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,663,556.

At November 30, 2003, the Fund had a capital loss carryforward of $3,778,466 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company (FIMCO), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Global Investment Management Corp. (FGIMC). The fee received by FGIMC was identical to that received by FIMCO. FIMCO and FGIMC may voluntarily choose to waive any portion of their fees. FIMCO and FGIMC can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended May 31, 2004, the fees paid to FIMCO and FGIMC were $350,133 and $76,087, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$457,954

Prime Value Obligations Fund	$22,624

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2004.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $14,343 in sales charges from the sale of Class A Shares. FSC also retained $425 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,808, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004 were as follows:

Purchases	$29,535,960

Sales	$46,437,774

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
Russia	18.0%
Brazil	15.7%
Mexico	15.0%
Turkey	7.0%
Venezuela	6.4%
Philippines	5.4%
Colombia	5.0%
Israel	2.1%
Netherlands	1.9%
Peru	1.9%
Poland	1.6%
Bulgaria	1.4%
Ukrainan SSR	1.4%
El Salvador	0.9%
Malaysia	0.8%
United Kingdom	0.8%
Spain	0.4%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $1,760,000. The Fund had an average outstanding daily balance of $1,121,625 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $525 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01949-02 (7/04)

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

8TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002		2001	2000	1999
Net Asset Value, Beginning of Period	$21.50	$15.27	$17.53		$25.00	$35.17	$17.56
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.08)[1]		(0.09)[1]	(0.27)[1]	(0.26)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.91	6.25	(2.18)		(7.38)	(6.29)	18.15

TOTAL FROM INVESTMENT OPERATIONS	1.90	6.23	(2.26)		(7.47)	(6.56)	17.89

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--		--	(3.61)	(0.28)

Net Asset Value, End of Period	$23.40	$21.50	$15.27		$17.53	$25.00	$35.17

Total Return[2]	8.84%	40.80%	(12.89)%		(29.88)%	(21.40)%	103.45%

Ratios to Average Net Assets:

Expenses	1.95%[3,4]	1.99%[4]	2.07	%,4	1.97%	1.79%	2.03%

Net investment income (loss)	(0.08)%[3]	(0.10)%	(0.49)%		(0.42)%	(0.79)%	(1.05)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]		--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$215,189	$215,691	$169,829		$251,667	$517,259	$506,117

Portfolio turnover	35%	76%	101%		166%	254%	321%

Redemption fees consisted of the following per share amounts	$0.00	--	--		--	--	--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.95%, 1.99%, and 2.07% for the six months ended May 31, 2004 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$20.24	$14.48	$16.75	$24.06	$34.21	$17.20
Income From Investment Operations:
Net investment income (loss)	(0.09) [1]	(0.14)[1]	(0.20)[1]	(0.24)[1]	(0.51)[1]	(0.41)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.80	5.90	(2.07)	(7.07)	(6.03)	17.70

TOTAL FROM INVESTMENT OPERATIONS	1.71	5.76	(2.27)	(7.31)	(6.54)	17.29

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(3.61)	(0.28)

Net Asset Value, End of Period	$21.95	$20.24	$14.48	$16.75	$24.06	$34.21

Total Return[2]	8.45%	39.78%	(13.55)%	(30.38)%	(22.00)%	102.11%

Ratios to Average Net Assets:

Expenses	2.70%[3,4]	2.74%[4]	2.82%[4]	2.72%	2.54%	2.78%

Net investment income (loss)	(0.85)%[3]	(0.85)%	(1.24)%	(1.17)%	(1.55)%	(1.80)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$170,552	$172,274	$151,312	$227,604	$434,724	$462,524

Portfolio turnover	35%	76%	101%	166%	254%	321%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.70%, 2.74%, and 2.82% for the six months ended May 31, 2004 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ( loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$20.21	$14.47	$16.73	$24.04	$34.19	$17.19
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.14)[1]	(0.20)[1]	(0.24)[1]	(0.51)[1]	(0.42)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.80	5.88	(2.06)	(7.07)	(6.03)	17.70

TOTAL FROM INVESTMENT OPERATIONS	1.71	5.74	(2.26)	(7.31)	(6.54)	17.28

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(3.61)	(0.28)

Net Asset Value, End of Period	$21.92	$20.21	$14.47	$16.73	$24.04	$34.19

Total Return[2]	8.46%	39.67%	(13.51)%	(30.41)%	(22.01)%	102.11%

Ratios to Average Net Assets:

Expenses	2.70%[3,4]	2.74%[4]	2.82%[4]	2.72%	2.54%	2.78%

Net investment income (loss)	(0.85)%[4]	(0.85)%	(1.24)%	(1.17)%	(1.55)%	(1.80)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$52,356	$52,189	$44,432	$69,623	$144,282	$144,234

Portfolio turnover	35%	76%	101%	166%	254%	321%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.70%, 2.74%, and 2.82% for the six months ended May 31, 2004 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.3%
		Automobiles & Components--2.7%
152,000		Bajaj Auto Ltd.	$2,953,593
3,606,000		Brilliance China Automotive Holdings Ltd.	1,387,899
364,000		Calsonic Kansei Corp.	2,471,992
242,000		Showa Corp.	2,347,811
312,700		Tata Motors Ltd.	2,664,685

		TOTAL	11,825,980

		Banks--4.4%
438,400		Anglo Irish Bank Corp. PLC	6,976,782
561,200		DePfa Bank PLC	8,396,416
139,000		Northern Rock PLC	1,845,313
1,848,600		Siam Commercial Bank PLC	2,085,400

		TOTAL	19,303,911

		Capital Goods--8.2%
286,000		BYD Co. Ltd.	999,871
403,000		Central Glass Co., Ltd.	3,014,552
638,000		Citic Pacific Ltd.	1,555,199
776,250,500		Dogan Sirketler Grubu Holding AS	1,318,308
894,000		Keppel Corp. Ltd.	3,498,661
348,000		Koyo Seiko Co.	3,527,645
109,100		Larsen & Toubro Ltd.	1,187,381
172,200	[1]	Masonite International Corp.	4,323,489
704,000		Nachi Fujikoshi Corp.	2,227,726
303,000		Nippon Thompson Co., Ltd.	2,164,875
473,000		Nsk	2,144,346
285,000		OSG Corp.	3,023,393
103,778	[1]	Singulus Technologies AG	1,967,149
140,700		THK Co., Ltd.	2,501,702
117,000		Ushio	2,217,155

		TOTAL	35,671,452

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--6.3%
4,375,000	[1]	Bio-Treat Technology Ltd.	$2,355,815
598,000	[1]	Chiyoda Corp.	3,556,878
237,800		Cinram International Inc.	4,547,730
1,400		Fullcast Co., Ltd.	3,033,820
65,504		Grupo Ferrovial, SA	2,578,507
504,000		Meisei Industrial Co., Ltd.	1,827,908
66,700		Meitec Corp.	2,340,457
1,500,000		PHS Group PLC	2,117,867
59,500		SNC-Lavalin Group, Inc.	2,053,005
221,700		Vedior NV	3,303,435

		TOTAL	27,715,422

		Consumer Durables & Apparel--4.1%
88,300		Agfa Gevaert NV	2,146,120
403,000		Hitachi Koki Co.	2,258,174
510,000		Pentax Corp.	2,483,180
20,325		Puma AG Rudolf Dassler Sport	4,961,810
72,100		Rinnai Corp.	2,196,537
14,520		Swatch Group AG, Class B	2,022,301
650,000		Techtronic Industries Co.	1,959,715

		TOTAL	18,027,837

		Diversified Financials--7.4%
40,700		Aeon Credit Service Ltd.	2,686,519
374,600		Aktiv Kapital ASA	5,319,479
280,000		C.I. Fund Management, Inc.	3,377,308
632,500		Cattles PLC	3,798,293
210,000		Close Brothers Group PLC	3,090,161
121,800		Euronext NV	3,480,995
124,600		Intermediate Capital Group PLC	2,481,216
285,000		Kensington Group PLC	2,187,042
2,000,000		Kiatnakin Finance Public Co., Ltd.	1,775,366
185,000		Mitsubishi Securities Co., Ltd.	2,199,066
2,000,000		Siam Panich Leasing Public Co., Ltd.	2,132,904

		TOTAL	32,528,349

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--2.4%
60,200		Canadian Natural Resources Ltd.	$1,568,917
115,900		Ensign Resource Service Group, Inc.	1,824,246
123,900		ProSafe ASA	2,708,237
194,600		Saipem SpA	1,773,054
477,000		Teikoku Oil Co.	2,443,603

		TOTAL	10,318,057

		Food & Staples Retailing--0.4%
114,000		Ministop Co., Ltd.	1,869,852

		Food Beverage & Tobacco--2.1%
92,770		Campari Group	4,396,221
186,000		IAWS Group PLC	2,101,333
2,105		Lindt & Spruengli AG	2,058,125
60		Lindt & Spruengli AG	665,895

		TOTAL	9,221,574

		Healthcare Equipment & Services--3.5%
36,604		Celesio AG	2,090,020
32,690		Coloplast A.S., Class B	3,177,982
71,780		Essilor International SA	4,453,561
465,488		Getinge AB, Class B	5,438,017

		TOTAL	15,159,580

		Hotels, Restaurants & Leisure--4.7%
655,654		Enterprise Inns PLC	7,387,769
215,200		Greek Organization of Football Prognostics	4,126,502
134,100		Intralot SA	2,292,963
120,000		Lottomatica SpA	2,755,366
395,140		William Hill PLC	3,919,810

		TOTAL	20,482,410

		Insurance--0.8%
48,700		Industrial Alliance Life Insurance Co.	1,567,739
32,000		Samsung Fire & Marine Insurance	2,052,726

		TOTAL	3,620,465

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--9.9%
40,500		Boehler-Uddeholm	$3,091,543
11,300		Imerys SA	2,571,174
370,300		Inchon Iron & Steel	2,766,518
6,300,000		Jiangxi Copper Co., Ltd.	2,707,679
4,467,000		New Toyo International Holdings Ltd.	1,564,140
159,905		Novozymes A/S, Class B	6,998,002
535,000	[1]	Pacific Metals Co., Ltd.	2,032,505
153,500		Placer Dome, Inc.	2,393,065
425,000		Tata Iron and Steel Co., Ltd.	2,834,582
256,900		Teck Corp., Class B	4,343,433
244,700		Tokyo Steel Mfg Co.	3,483,353
87,280	[1]	Ultratech Cemco Ltd.	949,905
43,000		Umicore	2,607,522
91,200		Votorantim Celulose e Papel SA, ADR	2,850,912
727,600		WMC Resources Ltd.	2,402,305

		TOTAL	43,596,638

		Media--3.5%
254,460		Arnoldo Mondadori Editore	2,424,121
680,602		HIT Entertainment PLC	3,728,360
777,957	[1]	Impresa-Sociedade Gestora de Participacoes SA	3,620,102
189,162	[1]	JC Decaux SA	4,038,458
81,400		LG Ad, Inc.	1,286,183
9,460	[1]	Linktone Ltd., ADR	129,319

		TOTAL	15,226,543

		Pharmaceuticals & Biotechnology--4.9%
40,750	[1]	Actelion Ltd.	4,472,125
170,000	[1]	Angiotech Pharmaceuticals, Inc.	3,759,058
709,100	[1]	Ark Therapeutics Group PLC	1,235,230
218,600	[1]	GPC Biotech AG	3,073,022
132,400		Ranbaxy Laboratories Ltd.	2,887,507
130,000		Recordati SpA	2,532,470
63,953		Stada Arzneimittel AG	3,311,822

		TOTAL	21,271,234

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Real Estate--0.7%
3,232,100		Amata Corp. Public Co., Ltd.	$940,418
8,208,000		Midland Realty Holdings Ltd.	1,958,674

		TOTAL	2,899,092

		Retailing--6.7%
94,400		Aoyama Trading Co., Ltd.	2,225,406
1,094,500		Esprit Holdings Ltd.	4,802,348
76,000		Germanos SA	2,004,969
90,200		Hyundai Department Store Co., Ltd.	2,130,099
44,800		Medion AG	1,710,437
1,323,100		Mfi Furniture Group	3,620,960
98,100		Ryohin Keikaku Co., Ltd.	4,020,419
2,458,500		Signet Group PLC	5,319,477
849,360		The Carphone Warehouse PLC	2,145,360
49,300		Yamada Denki Co., Ltd.	1,649,442

		TOTAL	29,628,917

		Semiconductors & Semiconductor Equipment--2.7%
146,300	[1]	ASM International NV	3,153,765
192,300	[1]	ATI Technologies, Inc.	3,148,178
63,116	[1]	Micronas Semiconductor Holding AG	2,785,789
68,000	[1]	Semiconductor Manufacturing International Corp., ADR	843,200
458,100	[1]	Wolfson Microelectronics PLC	2,036,990

		TOTAL	11,967,922

		Software & Services--5.5%
144,875	[1]	Check Point Software Technologies Ltd.	3,445,128
164,400	[1]	Cognos, Inc.	5,535,348
98,800		Dassault Systemes SA	4,513,036
70,500		Hitachi Software Engineering Co., Ltd.	1,467,019
210,100		Indra Sistemas SA	2,686,662
156,800	[1]	Open Text Corp.	4,428,032
201,100	[1]	TEMENOS Group AG	1,829,787

		TOTAL	23,905,012

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--7.6%
352,000		Alps Electric Co.	$4,439,496
654,750		Asustek Computer, Inc.	1,601,504
156,200	[1]	Celestica, Inc.	2,936,560
100,300		Geomatec Co., Ltd	3,428,516
42,025	[1]	Logitech International SA	1,928,676
84,950		Neopost SA	4,814,172
766,000	[1]	Oki Electric Industry Co.	2,833,693
24,500		Reigncom Co., Ltd.	1,474,839
95,820		Samsung Electro-Mechanics Co.	3,003,375
247,000		Taiyo Yuden Co.	3,565,364
544,600		Wooyoung Co., Ltd.	2,298,591
151,000		Yaskawa Electric Corp.	972,074

		TOTAL	33,296,860

		Telecommunication Services--2.1%
916,400	[1]	Hanaro Telecom, Inc.	2,203,452
324,800	[1]	Song Networks Holding AB	2,045,511
1,344,900	[1]	Versatel Telecom International NV	2,677,427
38,320	[1]	e.Biscom	2,228,250

		TOTAL	9,154,640

		Transportation--4.9%
99,900		CP Ships Ltd.	1,807,830
235,800	[1]	Golar LNG Ltd.	3,216,977
495,000		Kawasaki Kisen Kaisha Ltd.	2,284,477
17,550		Kuehne & Nagel International AG	2,304,234
494,000		Mitsui Osk Lines Ltd.	2,347,048
2,098,000		Neptune Orient Lines Ltd.	2,642,177
957,300		Patrick Corp., Ltd.	3,338,576
471,000		Toll Holdings Ltd.	3,598,257

		TOTAL	21,539,576

		Utilities--0.8%
145,250		Public Power Corp.	3,611,887

		TOTAL COMMON STOCKS (IDENTIFIED COST $316,466,635)	421,843,210

Shares			Value in U.S. Dollars
		PREFERRED STOCK--0.8%
		Capital Goods--0.8%
37,000		Krones AG, Pfd., $1.10, Annual Dividend (Identified Cost $1,320,510)	$3,359,873

		MUTUAL FUNDS--0.8%
100,000		India Fund Inc.	2,071,000
1,551,647	[2]	Prime Value Obligations Fund, IS Shares	1,551,647

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,069,253)	3,622,647

		TOTAL INVESTMENTS--97.9% (IDENTIFIED COST $321,856,398)[3]	428,825,730

		OTHER ASSETS AND LIABILITIES - NET--2.1%	9,271,780

		TOTAL NET ASSETS--100%	$438,097,510

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $321,856,398.

The following acronym is used throughout this portfolio:

ADR	--American Depository Receipt

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $1,551,647 of investments in affiliated issuers (Note 5) (identified cost $321,856,398)		$428,825,730
Cash denominated in foreign currencies (identified cost $3,328,774)		3,386,633
Cash		171
Income receivable		1,014,733
Receivable for investments sold		5,835,458
Receivable for shares sold		789,557
Other assets		228,618

TOTAL ASSETS		440,080,900

Liabilities:
Payable for investments purchased	$652,198
Payable for shares redeemed	726,813
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	219,600
Payable for distribution services fee (Note 5)	185,712
Payable for shareholder services fee (Note 5)	46,718
Net payable for foreign currency exchange contracts	21,982
Accrued expenses	130,367

TOTAL LIABILITIES		1,983,390

Net assets for 19,353,910 shares outstanding		$438,097,510

Net Assets Consist of:
Paid in capital		$524,585,887
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		107,049,627
Accumulated net realized loss on investments and foreign currency transactions		(189,831,516)
Accumulated net investment income (loss)		(3,706,488)

TOTAL NET ASSETS		$438,097,510

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($215,189,264 ÷ 9,195,301 shares outstanding)		$23.40

Offering price per share (100/94.50 of $23.40)[1]		$24.76

Redemption proceeds per share (98.00/100 of $23.40)[1]		$22.93

Class B Shares:
Net asset value per share ($170,552,495 ÷ 7,770,290 shares outstanding)		$21.95

Offering price per share		$21.95

Redemption proceeds per share (94.50/100 of $21.95)[1]		$20.74

Class C Shares:
Net asset value per share ($52,355,751 ÷ 2,388,319 shares outstanding)		$21.92

Offering price per share (100/99.00 of $21.92)[1]		$22.14

Redemption proceeds per share (99.00/100 of $21.92)[1]		$21.70

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $33,964 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $447,337)			$4,329,689
Interest			4,421

TOTAL INCOME			4,334,110

Expenses:
Investment adviser fee (Note 5)		$2,907,527
Administrative personnel and services fee (Note 5)		185,849
Custodian fees		125,651
Transfer and dividend disbursing agent fees and expenses (Note 5)		538,959
Directors'/Trustees' fees		1,977
Auditing fees		9,170
Legal fees		3,192
Portfolio accounting fees (Note 5)		64,343
Distribution services fee--Class A Shares (Note 5)		286,956
Distribution services fee--Class B Shares (Note 5)		676,629
Distribution services fee--Class C Shares (Note 5)		207,021
Shareholder services fee--Class B Shares (Note 5)		225,543
Shareholder services fee--Class C Shares (Note 5)		69,007
Share registration costs		27,782
Printing and postage		71,654
Insurance premiums		4,851
Taxes		17,529
Miscellaneous		4,873

TOTAL EXPENSES		5,428,513

Reimbursement, Waiver and Expense Reduction
Reimbursement of investment adviser fee (Note 5)	$(301)
Waiver of administrative personnel and services fee (Note 5)	(8,606)
Fees paid indirectly from directed broker arrangements	(2,872)

TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(11,779)

Net expenses			5,416,734

Net investment income (loss)			(1,082,624)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $(41,661))			50,596,552
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(12,061,219)

Net realized and unrealized gain on investments and foreign currency transactions			38,535,333

Change in net assets resulting from operations			$37,452,709

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,082,624)	$(1,828,064)
Net realized gain on investments and foreign currency transactions	50,596,552	24,951,508
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(12,061,219)	108,294,403

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,452,709	131,417,847

Share Transactions:
Proceeds from sale of shares	62,725,625	312,436,064
Cost of shares redeemed	(102,235,268)	(369,272,472)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,509,643)	(56,836,408)

Change in net assets	(2,056,934)	74,581,439

Net Assets:
Beginning of period	440,154,444	365,573,005

End of period	$438,097,510	$440,154,444

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as a open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE, are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date Depreciation	Contracts to Deliver	Contracts in Exchange for	Contracts at Value	Unrealized Depreciation
Contracts Sold:
6/1/2004	3,614,035 Canadian Dollars	$2,636,057	$2,644,351	$ 8,294

6/1/2004	1,124,972 Euros	1,362,679	1,374,322	11,643

6/1/2004	49,394,087 Japanese Yen	446,157	448,202	2,045

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$21,982

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,209,047	$52,298,866	17,876,753	$297,388,463
Shares redeemed	(3,048,173)	(71,154,320)	(18,967,615)	(317,047,612)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(839,126)	$(18,855,454)	(1,090,862)	$(19,659,149)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	226,773	$5,027,759	304,232	$5,324,833
Shares redeemed	(969,396)	(21,366,300)	(2,238,407)	(35,213,944)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(742,623)	$(16,338,541)	(1,934,175)	$(29,889,111)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	246,593	$5,399,000	578,158	$9,722,768
Shares redeemed	(440,416)	(9,714,648)	(1,067,616)	(17,010,916)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(193,823)	$(4,315,648)	(489,458)	$(7,288,148)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,775,572)	$(39,509,643)	(3,514,495)	$(56,836,408)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $321,856,398. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $106,969,332. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,052,667 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,083,335.

At November 30, 2003, the Fund had a capital loss carryforward of $240,413,992 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$176,577,938

2010	$ 63,836,054

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company (FIMCO), an affiliate of the Fund's Adviser. FIMCO has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $33,964 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $18,939 in sales charges from the sale of Class A Shares. FSC also retained $33 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations. See "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,574, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2004, the Fund's expenses were reduced by $2,872 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$157,578,494

Sales	$197,782,756

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
Japan	20.4%
Canada	10.9%
United Kingdom	10.3%
France	4.7%
Germany	4.7%
Switzerland	4.1%
Ireland	4.0%
Italy	3.7%
South Korea	3.4%
Netherlands	2.9%
India	3.3%
Greece	2.7%
Norway	2.6%
Denmark	2.3%
Hong Kong	2.2%
Australia	2.1%
Singapore	1.8%
Sweden	1.7%
Thailand	1.6%
Spain	1.3%
Belgium	1.1%
China	1.1%
Bermuda	1.0%
Israel	0.8%
Portugal	0.8%
Austria	0.7%
Brazil	0.7%
Taiwan	0.4%
Turkey	0.3%

8. LINE OF CREDIT

The Corporation entered into $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. During the six months ended May 31, 2004, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01743-02 (7/04)

Federated Investors
World-Class Investment Manager

Federated International Value Fund

(formerly, Federated Global Financial Services Fund)

A Portfolio of Federated World Investment Series, Inc.

6TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$15.44	$13.11	$15.03	$14.58	$13.21	$11.99
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.06)[1]	(0.04)[1]	0.10 [1]	0.09 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98	2.49	(1.35)	0.62	1.53	1.21

TOTAL FROM INVESTMENT OPERATIONS	0.96	2.43	(1.41)	0.58	1.63	1.30

Less Distributions:
Distributions from net investment income	--	--	--	(0.09)	(0.02)	--
Distributions from net realized gain on investments and foreign currency transactions	(1.52)	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)

TOTAL FROM DISTRIBUTIONS	(1.52)	(0.10)	(0.51)	(0.13)	(0.26)	(0.08)

Net Asset Value, End of Period	$14.88	$15.44	$13.11	$15.03	$14.58	$13.21

Total Return[2]	6.37%	18.75%	(9.81)%	3.96%	12.62%	10.87%

Ratios to Average Net Assets:

Expenses	2.55%[3]	2.52%	2.19%	1.92%	1.65%	1.60%

Net investment income (loss)	(0.26)%[3]	(0.44)%	(0.42)%	(0.24)%	0.75%	0.79%

Expense waiver/reimbursement[4]	0.15%[3]	0.01%	0.05%	0.13%	1.18%	3.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,033	$17,883	$20,287	$25,257	$20,962	$6,333

Portfolio turnover	40%	42%	14%	21%	40%	53%

Redemption fees consisted of the following per share amounts	$0.00	--	--	--	--	--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$14.89	$12.74	$14.73	$14.33	$13.09	$11.98
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.16)[1]	(0.16)[1]	(0.15)[1]	0.00 [1,2]	0.01 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94	2.41	(1.32)	0.62	1.50	1.18

TOTAL FROM INVESTMENT OPERATIONS	0.87	2.25	(1.48)	0.47	1.50	1.19

Less Distributions:
Distributions from net investment income	--	--	--	(0.03)	(0.02)	--
Distributions from net realized gain on investments and foreign currency transactions	(1.52)	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)

TOTAL FROM DISTRIBUTIONS	(1.52)	(0.10)	(0.51)	(0.07)	(0.26)	(0.08)

Net Asset Value, End of Period	$14.24	$14.89	$12.74	$14.73	$14.33	$13.09

Total Return[3]	5.96%	17.88%	(10.51)%	3.23%	11.72%	9.96%

Ratios to Average Net Assets:

Expenses	3.30%[4]	3.27%	2.94%	2.67%	2.40%	2.35%

Net investment income (loss)	(1.01)%[4]	(1.22)%	(1.19)%	(0.99)%	(0.01)%	0.04%

Expense waiver/reimbursement[5]	0.15%[4]	0.01%	0.05%	0.13%	1.18%	3.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,635	$19,333	$20,124	$28,947	$23,039	$9,563

Portfolio turnover	40%	42%	14%	21%	40%	53%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$14.92	$12.77	$14.76	$14.36	$13.11	$11.98
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.16)[1]	(0.16)[1]	(0.15)[1]	0.00 [1,2]	0.01 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94	2.41	(1.32)	0.62	1.51	1.20

TOTAL FROM INVESTMENT OPERATIONS	0.87	2.25	(1.48)	0.47	1.51	1.21

Less Distributions:
Distributions from net investment income	--	--	--	(0.03)	(0.02)	--
Distributions from net realized gain on investments and foreign currency transactions	(1.52)	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)

TOTAL FROM DISTRIBUTIONS	(1.52)	(0.10)	(0.51)	(0.07)	(0.26)	(0.08)

Net Asset Value, End of Period	$14.27	$14.92	$12.77	$14.76	$14.36	$13.11

Total Return[3]	5.95%	17.84%	(10.48)%	3.25%	11.78%	10.13%

Ratios to Average Net Assets:

Expenses	3.30%[4]	3.27%	2.94%	2.67%	2.40%	2.35%

Net investment income (loss)	(0.96)%[4]	(1.23)%	(1.19)%	(0.99)%	0.00%[5]	0.04%

Expense waiver/reimbursement[6]	0.15%[4]	0.01%	0.05%	0.13%	1.18%	3.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,361	$2,315	$3,311	$4,352	$3,669	$1,005

Portfolio turnover	40%	42%	14%	21%	40%	53%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--92.8%
		Automobiles & Components--2.2%
50,600		Kia Motors Corp.	$433,218
11,000		Toyota Motor Corp.	398,948

		TOTAL	832,166

		Banks--2.1%
12,800		BNP Paribas SA	781,664

		Capital Goods--1.2%
49,000		Sumitomo Electric Industries	471,829

		Consumer Durables & Apparel--3.8%
32,850		Compagnie Financiere Richemont AG	846,879
22,200		Koninklijke (Royal) Philips Electronics NV	603,286

		TOTAL	1,450,165

		Diversified Financials--31.5%
37,100		Amvescap PLC	248,814
62,200		Amvescap PLC, ADR	844,054
16,200		Credit Suisse Group	556,637
37,200		Euronext NV	1,063,161
22,012		J.P. Morgan Chase & Co.	810,922
42,820		Janus Capital Group, Inc.	700,963
61,300		Labranche & Co. Inc.	549,248
14,195		Morgan Stanley	759,574
78,000		Nikko Cordial Corp.	409,484
40,000		Nomura Holdings, Inc.	614,380
65,400		STOXX 50 LDRS	2,155,063
82,600		Schroders PLC	916,331
8,480		UBS AG	608,470
173,400		iShares MSCI Japan	1,732,266

		TOTAL	11,969,367

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--7.0%
60,100		BP PLC	$526,492
17,900		GlobalSantaFe Corp.	449,827
13,400		Tidewater, Inc.	370,376
4,500		Total SA, Class B	844,747
17,100	[1]	Transocean Sedco Forex, Inc.	457,083

		TOTAL	2,648,525

		Food Beverage & Tobacco--10.8%
107,200		Cadbury Schweppes PLC	914,039
102,814		Diageo PLC	1,364,921
3,900		Nestle SA	1,014,766
6,600		Pernod-Ricard	826,243

		TOTAL	4,119,969

		Hotels Restaurants & Leisure--3.7%
185,800		Hilton Group PLC	903,686
35,300		Whitbread PLC	517,823

		TOTAL	1,421,509

		Insurance--4.8%
45,100		AXA	925,393
33,414		Sun Life Financial Services of Canada	909,863

		TOTAL	1,835,256

		Materials--6.9%
17,000		Akzo Nobel NV	614,583
1,400		Givaudan SA	748,663
5,800		Lafarge SA	500,827
58,600		Stora Enso Oyj, Class R	760,801

		TOTAL	2,624,874

		Media--6.3%
20,400		Asatsu, Inc.	527,156
16,000		Grupo Televisa SA, GDR	676,160
890,000		SCMP Group Ltd.	356,821
82,900		WPP Group PLC	826,933

		TOTAL	2,387,070

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--3.7%
11,100		Novartis AG	$497,901
21,600		Takeda Chemical Industries	898,939

		TOTAL	1,396,840

		Real Estate--2.8%
20,800	[1]	Jones Lang LaSalle, Inc.	524,576
62,086		Sun Hung Kai Properties	529,697

		TOTAL	1,054,273

		Retailing--1.6%
274,100		Signet Group PLC	593,073

		Telecommunication Services--1.2%
28,500		Deutsche Telekom AG, Class REG	478,269

		Transportation--2.1%
100,700		Associated British Ports Holdings PLC	807,376

		Utilities--1.1%
56,800		Scottish Power PLC	412,960

		TOTAL COMMON STOCKS (IDENTIFIED COST $34,426,842)	35,285,185

		REPURCHASE AGREEMENT--6.9%
$2,618,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.05%, dated 5/28/2004, to be repurchased at $2,618,305 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033, collateral market value $1,530,039,205 (at amortized cost)	2,618,000

		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $37,044,842)[2]	37,903,185

		OTHER ASSETS AND LIABILITIES - NET--0.3%	125,339

		TOTAL NET ASSETS--100%	$38,028,524

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $37,044,842.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $37,044,842)		$37,903,185
Cash denominated in foreign currencies (identified cost $33,302)		33,787
Cash		34,385
Income receivable		109,042
Receivable for shares sold		72,763

TOTAL ASSETS		38,153,162

Liabilities:
Payable for shares redeemed	$72,518
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	18,381
Payable for Directors'/Trustees' fees	5
Payable for portfolio accounting fees	10,624
Payable for distribution services fee (Note 5)	13,146
Payable for shareholder services fee (Note 5)	7,924
Accrued expenses	2,040

TOTAL LIABILITIES		124,638

Net assets for 2,618,370 shares outstanding		$38,028,524

Net Assets Consist of:
Paid-in capital		$35,372,271
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		860,799
Accumulated net realized gain on investments and foreign currency transactions		1,928,251
Accumulated net investment income (loss)		(132,797)

TOTAL NET ASSETS		$38,028,524

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($17,032,504 ÷ 1,144,645 shares outstanding)		$14.88

Offering price per share (100/94.50 of $14.88)[1]		$15.75

Redemption proceeds per share (98.00/100 of $14.88)[1]		$14.58

Class B Shares:
Net asset value per share ($18,635,119 ÷ 1,308,336 shares outstanding)		$14.24

Offering price per share		$14.24

Redemption proceeds per share (94.50/100 of $14.24)[1]		$13.46

Class C Shares:
Net asset value per share ($2,360,901 ÷ 165,389 shares outstanding)		$14.27

Offering price per share (100/99.00 of $14.27)[1]		$14.41

Redemption proceeds per share (99.00/100 of $14.27)[1]		$14.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $9,633 from affiliated issuers (Note 5) and net of foreign taxes withheld of $49,811)			$447,863
Interest			5,503

TOTAL INCOME			453,366

Expenses:
Investment adviser fee (Note 5)		$197,298
Administrative personnel and services fee (Note 5)		115,001
Custodian fees		7,421
Transfer and dividend disbursing agent fees and expenses (Note 5)		62,953
Directors'/Trustees' fees		885
Auditing fees		9,000
Legal fees		3,112
Portfolio accounting fees (Note 5)		38,756
Distribution services fee--Class B Shares (Note 5)		73,193
Distribution services fee--Class C Shares (Note 5)		8,978
Shareholder services fee--Class A Shares (Note 5)		21,934
Shareholder services fee--Class B Shares (Note 5)		24,398
Shareholder services fee--Class C Shares (Note 5)		2,993
Share registration costs		20,943
Printing and postage		20,393
Insurance premiums		3,748
Taxes		3,341
Interest expense		213
Miscellaneous		1,345

TOTAL EXPENSES		615,905

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(6,882)
Waiver of administrative personnel and services fee	(22,303)
Waiver of transfer and dividend disbursing agent fees and expenses	(557)

TOTAL WAIVERS AND REIMBURSEMENT		(29,742)

Net expenses			586,163

Net investment income (loss)			(132,797)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,174,609
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			337,400

Net realized and unrealized gain on investments and foreign currency transactions			2,512,009

Change in net assets resulting from operations			$2,379,212

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(132,797)	$(343,338)
Net realized gain on investments and foreign currency transactions	2,174,609	3,567,491
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	337,400	3,163,866

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,379,212	6,388,019

Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(1,676,093)	(157,563)
Class B Shares	(1,927,033)	(152,733)
Class C Shares	(225,758)	(25,226)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,828,884)	(335,522)

Share Transactions:
Proceeds from sale of shares	3,980,107	13,399,746
Net asset value of shares issued to shareholders in payment of distributions declared	3,362,751	295,754
Cost of shares redeemed	(7,394,958)	(23,939,549)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,100)	(10,244,049)

Change in net assets	(1,501,772)	(4,191,552)

Net Assets:
Beginning of period	39,530,296	43,721,848

End of period	$38,028,524	$39,530,296

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE, are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	146,206	$2,230,032	897,910	$11,016,885
Shares issued to shareholders in payment of distributions declared	110,337	1,613,125	12,303	148,498
Shares redeemed	(270,003)	(4,121,858)	(1,299,043)	(16,423,535)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,460)	$(278,701)	(388,830)	$(5,258,152)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	86,381	$1,257,476	167,463	$2,159,230
Shares issued to shareholders in payment of distributions declared	111,773	1,569,297	10,721	125,654
Shares redeemed	(187,842)	(2,738,715)	(459,181)	(5,967,851)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	10,312	$88,058	(280,997)	$(3,682,967)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,741	$492,599	17,011	$223,631
Shares issued to shareholders in payment of distributions declared	12,817	180,329	1,840	21,602
Shares redeemed	(36,315)	(534,385)	(123,047)	(1,548,163)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,243	$138,543	(104,196)	$(1,302,930)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,095	$(52,100)	(774,023)	$(10,244,049)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $37,044,842. The net unrealized appreciation of investments for federal tax purposes was $858,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,786,014 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,927,671.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company (FIMCO), an affiliate of the Adviser. FIMCO has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $9,633 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31,2004, Class A Shares did not incur a distributions services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $2,414 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations. See "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,601, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$16,036,379

Sales	$14,388,902

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies, both domestic and foreign, that are deemed by the Fund's management to be classified in similar business sectors. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	23.3%
Japan	13.3%
United States	12.2%
Switzerland	11.2%
France	10.2%
Netherlands	6.0%
Ireland	5.7%
Canada	2.4%
Hong Kong	2.3%
Finland	2.0%
Mexico	1.8%
Germany	1.3%
South Korea	1.1%

8. LINE OF CREDIT

The Corporation entered into $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, the maximum outstanding borrowing was $681,000. The Fund had an average outstanding daily balances of $352,800 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $213 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02455-04 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004